NEA
Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments    July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 153.9% (99.1% of Total Investments)
	MUNICIPAL BONDS – 153.9% (99.1% of Total Investments)
	Alabama – 1.2% (0.8% of Total Investments)
	Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series 2020:
$875	4.000%, 7/01/35 – BAM Insured	7/30 at 100.00	A3	$1,036,508
1,000	4.000%, 7/01/37 – BAM Insured	7/30 at 100.00	A3	1,175,150
975	4.000%, 7/01/40 – BAM Insured	7/30 at 100.00	A3	1,135,622
4,250	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc, Series 2016A, 5.000%, 2/01/41	2/26 at 100.00	BBB+	4,790,047
23,175	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	33,889,729
4,900	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	5,077,821
5,310	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	5,928,031
40,485	Total Alabama			53,032,908
	Alaska – 0.5% (0.3% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
17,040	5.000%, 6/01/32	8/20 at 100.00	B3	17,044,431
5,070	5.000%, 6/01/46	8/20 at 100.00	B3	5,071,318
22,110	Total Alaska			22,115,749
	Arizona – 1.6% (1.1% of Total Investments)
1,460	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	1,521,802
3,815	Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Refunding Series 2020A, 4.000%, 8/01/44	8/30 at 100.00	A+	4,444,856
1,025	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%, 7/01/51	7/27 at 100.00	AA-	1,192,875
7,115	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series 2015B, 5.000%, 7/01/43 – AGM Insured	7/25 at 100.00	A2	8,364,038
1,315	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/42	9/28 at 100.00	A2	1,574,094
5,135	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36	1/27 at 100.00	AA-	5,815,850
3,475	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A, 4.000%, 7/01/44	7/29 at 100.00	A	3,978,006

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
$6,545	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	$10,175,577
10,000	5.500%, 7/01/40 – FGIC Insured	No Opt. Call	AA	16,020,900
3,000	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2018A, 5.000%, 8/01/47	8/28 at 100.00	AA	3,759,990
11,080	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	15,452,833
53,965	Total Arizona			72,300,821
	Arkansas – 0.1% (0.1% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%, 5/01/28 – ACA Insured (4)	8/20 at 100.00	N/R	5,080,864
	California – 10.5% (6.8% of Total Investments)
22,880	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series 1999A, 0.000%, 10/01/32 – NPFG Insured	No Opt. Call	A-	17,232,758
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	3,824,597
15,870	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/20 – AGM Insured	No Opt. Call	AA	15,864,922
3,450	Antelope Valley Joint Union High School District, Los Angeles and Kern Counties, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured	No Opt. Call	Aa3	3,076,468
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4:
5,000	5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (5)	5,645,950
6,500	5.250%, 4/01/53 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (5)	7,382,895
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2014F-1, 5.000%, 4/01/54 (Pre-refunded 4/01/24)	4/24 at 100.00	Aa3 (5)	11,748,700
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009, 0.000%, 8/01/33	No Opt. Call	AA+	6,521,200
	Burbank Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2015A:
2,250	0.000%, 8/01/32 (6)	2/25 at 100.00	A+	2,290,927
1,350	0.000%, 8/01/33 (6)	2/25 at 100.00	A+	1,368,644
160	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-1, 5.000%, 6/01/49	6/30 at 100.00	BBB-	189,291
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount University, Series 2001A:
3,255	0.000%, 10/01/23 – NPFG Insured	No Opt. Call	A2	3,183,846
5,890	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A2	5,694,452
7,615	0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A2	7,261,892
1,350	0.000%, 10/01/39 – NPFG Insured	No Opt. Call	A2	875,921

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$3,330	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2008A-2 RMKT, 5.250%, 11/15/40 (Pre-refunded 11/15/21)	11/21 at 100.00	AA- (5)	$3,545,384
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2012A:
3,000	5.000%, 8/15/51 (UB) (7)	8/22 at 100.00	A+	3,188,520
10,000	5.000%, 8/15/51	8/22 at 100.00	A+	10,628,400
530	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA-	586,445
1,710	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Series 2012A, 5.000%, 11/15/40	11/21 at 100.00	Aa3	1,793,192
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
485	9.244%, 8/15/51, 144A (IF) (7)	8/22 at 100.00	AA-	550,310
525	9.252%, 8/15/51, 144A (IF) (7)	8/22 at 100.00	AA-	595,760
1,285	9.252%, 8/15/51, 144A (IF) (7)	8/22 at 100.00	AA	1,458,192
1,500	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	BBB-	1,723,590
965	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	1,064,096
2,930	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A+	3,302,989
5,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2017, 4.000%, 8/01/36	8/26 at 100.00	AA-	5,831,900
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	8/20 at 100.00	AA-	5,017
	California State, General Obligation Bonds, Various Purpose Series 2010:
7,000	5.250%, 3/01/30	8/20 at 100.00	AA-	7,025,340
4,250	5.250%, 11/01/40	11/20 at 100.00	AA-	4,296,155
10,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	AA-	10,502,000
9,130	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB-	10,169,998
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
3,895	5.750%, 7/01/30 (4), (8)	8/20 at 100.00	N/R	3,276,552
5,000	5.750%, 7/01/35 (4), (8)	8/20 at 100.00	N/R	4,206,100
6,000	5.500%, 7/01/39 (4), (8)	8/20 at 100.00	N/R	5,047,320
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement Project, Series 1999a, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA	9,439,773
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)	No Opt. Call	Baa2 (5)	4,676,014
3,330	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Election of 2006, Series 2013, 5.000%, 8/01/38 (Pre-refunded 8/01/23)	8/23 at 100.00	AA+ (5)	3,811,918

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$7,775	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured	No Opt. Call	BBB	$5,585,715
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
910	0.000%, 1/15/42 (6)	1/31 at 100.00	Baa2	1,038,101
3,350	5.750%, 1/15/46	1/24 at 100.00	Baa2	3,745,166
8,350	6.000%, 1/15/49 (Pre-refunded 1/15/24)	1/24 at 100.00	Baa2 (5)	10,016,075
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/21 (ETM)	No Opt. Call	AA+ (5)	29,973,000
3,120	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/20 at 100.00	A	3,128,705
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	10,336,400
8,150	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	8,331,256
10,170	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	10,396,181
3,850	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B, 6.125%, 7/15/40 (Pre-refunded 7/15/21)	7/21 at 100.00	Aaa	4,065,754
5,000	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA-	4,036,950
3,040	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	2,994,582
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1, Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	N/R	1,305,930
95	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second Series 1993, 4.750%, 10/15/20 (ETM)	8/20 at 100.00	N/R (5)	95,319
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series 1994, 5.375%, 2/15/34 (ETM)	8/20 at 100.00	N/R (5)	998,662
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A, 5.000%, 7/01/41	1/21 at 100.00	Aa2	10,175,800
2,490	Madera Unified School District, Madera County, California, General Obligation Bonds, Election 2002 Series 2005, 0.000%, 8/01/27 – NPFG Insured	No Opt. Call	Baa2	2,323,917
10,335	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (6)	8/35 at 100.00	AA	11,412,320
5,500	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	BBB+	8,966,100
455	Mt Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A, 5.125%, 12/01/23 – AMBAC Insured (ETM)	No Opt. Call	N/R (5)	493,070
14,100	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2009, 0.000%, 8/01/34 – AGC Insured	No Opt. Call	Aa3	11,045,940
3,515	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presybterian, Series 2011A, 5.875%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	3,779,293
2,500	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2002 Series 2005B, 0.000%, 8/01/29	No Opt. Call	Aa3	2,245,325

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$3,255	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured	No Opt. Call	Baa2	$3,675,579
	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B:
1,490	5.000%, 8/15/34 – NPFG Insured (ETM)	No Opt. Call	Aa1 (5)	2,064,723
1,745	5.000%, 8/15/34 (Pre-refunded 8/15/32) – NPFG Insured	8/32 at 100.00	N/R (5)	2,559,025
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured	No Opt. Call	Aa3	898,130
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (5)	5,069,150
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured	No Opt. Call	BBB-	1,921,960
9,320	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/33 – AGC Insured	No Opt. Call	BBB-	7,290,477
2,850	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)	No Opt. Call	AA+ (5)	3,145,716
1,800	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/28	No Opt. Call	Aa3	1,646,334
1,000	Rim of the World Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011C, 5.000%, 8/01/38 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 100.00	A2 (5)	1,048,140
760	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44	6/23 at 100.00	BBB+	832,641
2,830	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	AA+ (5)	3,120,047
2,250	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	2,381,355
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43	5/23 at 100.00	A	4,397,200
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
10,595	5.000%, 1/15/44	1/25 at 100.00	BBB	11,790,858
32,725	5.000%, 1/15/50	1/25 at 100.00	BBB	36,254,391
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured	No Opt. Call	Baa2	6,879,349
2,965	San Juan Unified School District, Sacramento County, California, General Obligation Bonds, Series 2004A, 0.000%, 8/01/28 – NPFG Insured	No Opt. Call	A+	2,733,522
4,455	San Mateo County Community College District, California, General Obligation Bonds, Series 2006A, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	AAA	4,444,442
4,005	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured	No Opt. Call	AA+	3,830,702
15,750	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/39 – AGM Insured	No Opt. Call	AA	9,508,117

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015:
$5,000	0.000%, 8/01/46	8/25 at 32.80	A3	$1,477,150
6,570	0.000%, 8/01/47	8/25 at 30.90	A3	1,826,132
1,305	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	8/20 at 100.00	BBB	1,306,827
2,630	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Series 2001B, 0.000%, 9/01/25 – FGIC Insured	No Opt. Call	Baa2	2,540,527
3,900	West Hills Community College District, California, General Obligation Bonds, School Facilities Improvement District 3, 2008 Election Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 100.00	A2 (5)	4,142,892
474,495	Total California			462,162,375
	Colorado – 10.9% (7.0% of Total Investments)
1,365	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/51	12/24 at 102.00	N/R	1,387,836
500	Blue Lake Metropolitan District 2 , Lochbuie, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.750%, 12/01/46	12/21 at 103.00	N/R	512,625
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
1,575	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	1,621,573
3,620	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	3,694,500
1,060	Centerra Metropolitan District No 1, In the City of Loveland, Larimer County, Colorado, Special Revenue Improvement Bonds, Series 2018, 5.250%, 12/01/48	12/23 at 103.00	N/R	1,085,186
1,250	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013A, 5.375%, 12/01/33	12/23 at 100.00	BBB-	1,337,488
115	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/43	12/23 at 100.00	BB	118,565
1,700	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%, 7/01/44, 144A	7/24 at 100.00	BB	1,738,624
	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017:
2,005	5.000%, 6/01/34 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (5)	2,614,340
4,615	5.000%, 6/01/35 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (5)	6,017,545
7,205	5.000%, 6/01/36 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (5)	9,394,672
8,715	5.000%, 6/01/37 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (5)	11,363,576
4,105	5.000%, 6/01/42 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (5)	5,352,551
8,545	5.000%, 6/01/47 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (5)	11,141,911
5,235	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43	11/29 at 100.00	AA	6,075,375
2,295	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (5)	2,349,116
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (5)	5,593,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's Hospital Colorado Project, Series 2013A, 5.000%, 12/01/36	12/23 at 100.00	A+	$5,538,850
3,050	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	3,059,882
24,365	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	27,101,677
2,375	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2012, 5.000%, 12/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	2,583,477
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (5)	1,154,280
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/37	5/27 at 100.00	BB+	858,248
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	Baa1	1,635,225
4,760	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2020A, 4.000%, 9/01/50	9/30 at 100.00	Baa1	5,270,129
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series 2019A, 4.000%, 11/01/39	11/29 at 100.00	A+	1,137,790
3,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A, 4.000%, 1/01/37	1/30 at 100.00	AA-	3,766,686
4,880	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019B, 4.000%, 1/01/40	1/30 at 100.00	AA-	5,468,967
4,150	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56	12/24 at 100.00	BBB	4,466,894
	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018:
1,895	5.625%, 12/01/32	12/23 at 103.00	N/R	2,003,602
2,660	5.875%, 12/01/46	12/23 at 103.00	N/R	2,799,969
	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise Revenue Bonds, Series 2017B:
2,000	5.000%, 12/01/42	12/27 at 100.00	A+	2,407,160
1,225	5.000%, 12/01/47	12/27 at 100.00	A+	1,463,814
1,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2016B, 5.000%, 3/01/41	3/27 at 100.00	A+	1,777,755
2,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017A, 4.000%, 3/01/40	9/27 at 100.00	AA	2,306,200
6,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43	3/28 at 100.00	AA	7,510,685
5,000	Colorado State, Certificates of Participation, Rural Series 2018A, 4.000%, 12/15/35	12/28 at 100.00	AA-	6,006,250
2,505	Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%, 12/15/39	12/30 at 100.00	AA-	3,064,291
	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016:
7,115	5.000%, 8/01/41	8/26 at 100.00	A1	8,656,678
1,000	5.000%, 8/01/46	8/26 at 100.00	A1	1,208,960

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,000	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	12/24 at 103.00	N/R	$956,930
11,140	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/37	11/22 at 100.00	A+	11,975,277
12,900	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	14,205,996
2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018B, 5.000%, 12/01/48	12/28 at 100.00	A	3,066,575
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
5,120	5.000%, 12/01/32	12/26 at 100.00	BBB-	5,543,680
2,935	5.000%, 12/01/35	12/26 at 100.00	BBB-	3,161,083
1,800	5.000%, 12/01/40	12/26 at 100.00	BBB-	1,923,282
365	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	373,245
13,920	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A	13,854,437
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A	6,122,934
45,540	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	39,215,860
16,635	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	13,513,442
49,250	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	38,750,885
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
9,310	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	8,422,385
2,900	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	A	2,223,256
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	A	13,467,815
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	A	2,581,112
13,300	0.000%, 9/01/31 – NPFG Insured	9/20 at 53.77	A	7,150,745
6,250	0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	A	3,176,062
10,000	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	4,171,400
2,200	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater Revenue Bonds, Improvement Series 2020A, 4.000%, 12/01/49 – AGM Insured	12/29 at 100.00	AA	2,625,128
2,000	Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020, 4.000%, 12/01/45 – BAM Insured	12/30 at 100.00	AA	2,394,740
1,755	Flying Horse Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/50 – AGM Insured	12/30 at 100.00	A2	2,057,544
1,000	Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2016, 5.000%, 12/01/36	12/26 at 100.00	BBB+	1,173,830
1,000	Louisville, Boulder County, Colorado, General Obligation Bonds, Limited Tax, Series 2017, 4.000%, 12/01/36	12/26 at 100.00	AA+	1,151,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,085	North Range Metropolitan District No 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	$1,126,848
1,224	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 4.375%, 12/01/31	12/21 at 103.00	N/R	1,232,629
17,735	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	20,495,275
	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2019A:
3,040	4.000%, 12/01/37 – AGM Insured	12/29 at 100.00	A	3,618,968
3,255	4.000%, 12/01/46 – AGM Insured	12/29 at 100.00	A	3,745,919
2,640	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	A2 (5)	2,690,688
	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017:
8,765	5.000%, 12/01/42	12/27 at 100.00	A2	10,716,440
3,600	5.000%, 12/01/47	12/27 at 100.00	A2	4,369,860
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
15,000	6.500%, 1/15/30	8/20 at 100.00	Baa3	15,032,400
4,150	6.000%, 1/15/41	8/20 at 100.00	Baa3	4,157,470
3,250	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/46 – AGM Insured	12/26 at 100.00	AA	3,906,792
1,000	Triview Metropolitan District, El Paso County, Colorado, Water and Wastewater Enterprise Revenue Bonds, Green Series 2020, 3.250%, 12/01/45 – BAM Insured	12/28 at 100.00	A3	1,057,030
4,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A, 5.000%, 11/15/42	11/22 at 100.00	Aa3	4,322,320
14,500	University of Colorado, Enterprise System Revenue Bonds, Series 2014A, 5.000%, 6/01/46 (Pre-refunded 6/01/24)	6/24 at 100.00	Aa1 (5)	17,138,565
2,500	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A, 4.000%, 12/01/36 – BAM Insured	12/26 at 100.00	A2	2,829,800
5,000	Weld County School District 6, Greeley, Colorado, General Obligation Bonds, Series 2020, 5.000%, 12/01/44	12/29 at 100.00	AA	6,535,950
2,175	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/15/30	12/26 at 100.00	AA	2,727,189
482,674	Total Colorado			481,609,488
	Connecticut – 0.5% (0.4% of Total Investments)
1,650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2016Q-1, 5.000%, 7/01/46	7/26 at 100.00	A-	1,879,449
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, McLean Affiliates, Series 2020A, 5.000%, 1/01/55, 144A	1/26 at 102.00	BB+	2,090,520

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$7,165	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45	7/25 at 100.00	A-	$8,008,750
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1:
500	5.000%, 7/01/34	7/27 at 100.00	A3	595,630
2,425	5.000%, 7/01/42	7/27 at 100.00	A3	2,833,176
7,075	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A, 5.000%, 5/01/40	5/30 at 100.00	A+	9,067,745
20,815	Total Connecticut			24,475,270
	Delaware – 0.4% (0.2% of Total Investments)
1,000	Delaware Health Facilities Authority, Revenue Bonds, Christiana Care Health Services Inc, Series 2010A, 5.000%, 10/01/40 (Pre-refunded 10/01/20)	10/20 at 100.00	Aa2 (5)	1,007,690
3,350	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/32 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (5)	3,799,302
1,000	Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical Center Project, Series 2018, 5.000%, 6/01/48	12/28 at 100.00	BBB	1,168,120
9,070	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015, 5.000%, 6/01/55	6/25 at 100.00	AA-	10,297,625
14,420	Total Delaware			16,272,737
	District of Columbia – 1.1% (0.7% of Total Investments)
1,250	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45	10/22 at 100.00	BB-	1,203,175
107,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	8/20 at 20.45	N/R	21,783,060
	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017:
3,500	5.000%, 4/01/35	4/27 at 100.00	A-	4,123,000
60	5.000%, 4/01/36 (Pre-refunded 4/01/27)	4/27 at 100.00	N/R (5)	78,300
3,440	5.000%, 4/01/36	4/27 at 100.00	A-	4,039,661
15,150	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 5.000%, 4/01/40 (Pre-refunded 4/01/21) – AMBAC Insured	4/21 at 100.00	A- (5)	15,633,285
1,195	Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue Bonds, Series 2020A, 4.000%, 7/15/45	7/30 at 100.00	AA	1,427,403
131,595	Total District of Columbia			48,287,884
	Florida – 7.5% (4.8% of Total Investments)
2,800	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2016, 5.000%, 9/01/46	9/23 at 100.00	BBB	2,967,580
11,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 (Pre-refunded 10/01/21) – AGM Insured	10/21 at 100.00	A1 (5)	11,599,940
2,830	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA-	3,375,907
3,010	Cocoa, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2003, 5.500%, 10/01/23 – AMBAC Insured	No Opt. Call	AA	3,269,582
3,570	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013, 6.125%, 11/01/43	11/23 at 100.00	BB+	3,736,291

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$5,810	Collier County, Florida, Tourist Development Tax Revenue Bonds, Series 2018, 4.000%, 10/01/43	10/28 at 100.00	Aa3	$6,520,853
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Series 2013A:
8,555	6.000%, 4/01/42 (Pre-refunded 4/01/23)	4/23 at 100.00	Baa1 (5)	9,822,937
4,280	5.625%, 4/01/43 (Pre-refunded 4/01/23)	4/23 at 100.00	Baa1 (5)	4,876,846
530	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C, 5.000%, 9/15/50, 144A	9/27 at 100.00	N/R	563,841
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – NPFG Insured	No Opt. Call	Baa2	963,050
1,590	0.000%, 11/01/26 – NPFG Insured	No Opt. Call	Baa2	1,436,994
15,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018F, 5.000%, 10/01/48 (UB) (7)	10/28 at 100.00	AA-	18,278,400
	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Lien Series 2015B:
5,730	5.000%, 10/01/40	10/24 at 100.00	A+	6,470,259
12,885	5.000%, 10/01/44	10/24 at 100.00	A+	14,483,513
400	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/30	10/22 at 100.00	A2	433,496
1,530	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series 2011, 5.000%, 11/15/24	11/21 at 100.00	A2	1,611,411
2,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015, 5.000%, 11/15/45	11/24 at 100.00	A2	2,805,450
	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A:
3,810	5.000%, 2/01/40 – AGM Insured	2/24 at 100.00	A1	4,374,642
19,145	5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	A1	21,861,101
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017:
205	5.000%, 7/01/32	7/27 at 100.00	BB+	179,767
2,000	5.125%, 7/01/38	7/27 at 100.00	BB+	1,666,860
5,035	5.125%, 7/01/46	7/27 at 100.00	BB+	3,942,707
1,200	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Refunding Series 2011A, 6.000%, 2/01/30 (Pre-refunded 2/01/21) – AGM Insured	2/21 at 100.00	Aa3 (5)	1,234,068
7,390	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45	4/25 at 100.00	A-	8,275,987
17,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A-	20,101,990
10,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A, 5.000%, 7/01/35	8/20 at 100.00	BBB+	10,024,800
1,210	Miami-Dade County Industrual Development Authority, Florida, Revenue Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/37	1/28 at 100.00	BBB-	1,363,549
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2014B, 5.000%, 10/01/37	10/24 at 100.00	A	1,130,050

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$7,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/41 (Pre-refunded 10/01/20)	10/20 at 100.00	A2 (5)	$7,562,700
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B:
3,000	5.000%, 10/01/26 (Pre-refunded 10/01/20)	10/20 at 100.00	A (5)	3,023,310
2,500	5.000%, 10/01/27 (Pre-refunded 10/01/20)	10/20 at 100.00	A (5)	2,519,425
4,000	5.000%, 10/01/35 – AGM Insured	10/20 at 100.00	A2	4,026,880
1,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	A	1,762,890
4,715	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2017, 5.000%, 6/01/38	6/27 at 100.00	Aa3	5,695,437
1,850	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B, 5.000%, 10/01/37	10/22 at 100.00	A2	1,991,136
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012:
5,500	5.000%, 7/01/31	7/22 at 100.00	A1	5,946,215
3,000	5.000%, 7/01/42	7/22 at 100.00	A1	3,222,000
7,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2018, 4.000%, 7/01/48	7/28 at 100.00	AA	7,964,740
5,770	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	A+ (5)	6,372,792
9,965	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2019B, 4.000%, 10/01/49	10/29 at 100.00	A+	11,749,731
2,400	New Smyrna Beach Utilities Commission, Florida, Utility System Revenue Certificates, Refunding Series 2020, 4.000%, 10/01/49	4/30 at 100.00	Aa2	2,855,952
750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc, Series 2012A, 5.000%, 10/01/42	4/22 at 100.00	A2	790,118
1,095	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2, 0.000%, 10/01/32	10/29 at 91.18	BBB-	787,765
5,045	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49	10/29 at 100.00	BBB-	6,108,284
10,120	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2019, 4.000%, 8/15/49	8/29 at 100.00	A1	11,434,487
4,680	Palm Beach County Health Facilities Authority, Florida, Retirement Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc Obligated Group, Series 2016, 5.000%, 11/15/32	11/26 at 100.00	A-	5,468,533
255	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A, 7.250%, 6/01/34	6/22 at 102.00	N/R	272,766
1,385	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.000%, 5/01/30 – RAAI Insured	8/20 at 100.00	A3	1,388,158
6,625	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 4.000%, 5/01/33	5/25 at 100.00	Aa3	7,383,364

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
$4,595	5.000%, 8/15/42	8/27 at 100.00	A1	$5,438,734
12,325	5.000%, 8/15/47	8/27 at 100.00	A1	14,482,861
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose Bonds, Stadium Project, Series 1995:
145	5.750%, 10/01/20 – NPFG Insured	No Opt. Call	Baa2	146,205
2,785	5.750%, 10/01/25 – NPFG Insured	No Opt. Call	Baa2	3,186,068
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	3,526,941
4,000	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A, 4.000%, 11/15/46	5/26 at 100.00	Aa2	4,457,400
	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B:
345	4.000%, 7/01/39	7/30 at 100.00	A-	397,944
5,545	5.000%, 7/01/50	7/30 at 100.00	A-	6,897,148
9,720	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A2 (5)	10,600,340
1,500	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Inc Project, Refunding Series 2011, 5.000%, 10/15/29 (Pre-refunded 10/15/21) – AGM Insured	10/21 at 100.00	A2 (5)	1,585,485
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2015B, 5.000%, 10/15/45 (Pre-refunded 4/15/25)	4/25 at 100.00	A3 (5)	2,432,880
1,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2020A, 4.000%, 10/15/39	10/29 at 100.00	A3	1,149,830
7,400	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc Project, Series 2015, 5.000%, 6/01/45	6/25 at 100.00	A-	8,387,974
294,370	Total Florida			328,388,364
	Georgia – 3.9% (2.5% of Total Investments)
7,230	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/42	1/22 at 100.00	A+	7,582,752
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015:
3,400	5.000%, 11/01/33	5/25 at 100.00	AA-	4,056,506
2,040	5.000%, 11/01/35	5/25 at 100.00	AA-	2,424,132
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	AA-	5,340,300
2,000	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	A	2,386,160
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc Project, Series 2010, 6.000%, 9/01/30 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (5)	2,008,680
5,725	Fayette County Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Healthcare, Inc Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A1	6,671,743

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A:
$4,330	5.000%, 4/01/42	4/27 at 100.00	A	$5,166,036
13,620	5.000%, 4/01/47	4/27 at 100.00	A	16,103,335
4,200	4.000%, 4/01/50	4/30 at 100.00	A	4,799,172
29,000	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc Project, Series 2019A, 4.000%, 7/01/49	7/29 at 100.00	A1	32,726,210
12,590	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2014A, 5.500%, 8/15/54	2/25 at 100.00	AA-	14,840,463
7,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2017B, 5.250%, 2/15/45	2/27 at 100.00	AA-	9,062,175
3,565	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, 5.000%, 1/01/63	7/28 at 100.00	BBB+	4,231,120
11,000	Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System Inc, Series 2017A, 4.000%, 4/01/42	4/27 at 100.00	A	12,063,480
1,350	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2005, 5.250%, 2/01/27 – BHAC Insured	No Opt. Call	AA+	1,758,254
	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A:
1,860	5.000%, 5/15/43	5/29 at 100.00	A3	2,229,173
8,000	5.000%, 5/15/49	No Opt. Call	A3	11,856,080
7,905	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A, 5.000%, 7/01/60	7/25 at 100.00	Baa2	8,861,900
8,230	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2015, 5.000%, 10/01/40	10/25 at 100.00	Baa1	8,926,916
7,000	Rockdale County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc Project, Series 2019A, 4.000%, 7/01/44	7/29 at 100.00	A1	7,952,630
2,615	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41 (Pre-refunded 10/01/21)	10/21 at 100.00	AA- (5)	2,759,191
150,160	Total Georgia			173,806,408
	Guam – 0.1% (0.1% of Total Investments)
4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	Baa2	4,464,944
	Hawaii – 0.0% (0.0% of Total Investments)
275	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	283,973
	Idaho – 0.1% (0.1% of Total Investments)
2,110	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2012A, 5.000%, 3/01/47	3/22 at 100.00	A-	2,193,429
2,540	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood Terrace Project, Series 2002A-1, 7.250%, 3/20/37	8/20 at 101.00	Aaa	2,577,084
4,650	Total Idaho			4,770,513

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois – 19.2% (12.4% of Total Investments)
	Board of Regents of Illinois State University, Auxiliary Facilities System Revenue Bonds, Series 2018A:
$1,000	5.000%, 4/01/34 – AGM Insured	4/28 at 100.00	A2	$1,214,280
285	5.000%, 4/01/37 – AGM Insured	4/28 at 100.00	A2	341,655
1,370	5.000%, 4/01/38 – AGM Insured	4/28 at 100.00	A2	1,638,178
	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2002B:
4,595	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	A2	3,721,031
4,000	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	A2	3,041,680
11,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	12,755,820
2,940	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	B1	2,972,810
5,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34	12/27 at 100.00	BB-	5,504,850
6,920	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46	12/28 at 100.00	BB-	7,541,001
11,450	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB-	13,502,641
1,785	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB-	2,094,644
23,535	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB-	29,106,911
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
19,600	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	BB-	19,460,252
1,000	5.500%, 12/01/26 – NPFG Insured	No Opt. Call	BB-	1,117,950
3,500	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%, 6/01/26 – AGM Insured	6/21 at 100.00	A2	3,613,015
5,785	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	A3	6,000,549
9,285	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.250%, 12/01/49	12/24 at 100.00	AA	10,174,410
13,100	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Third Lien Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured	8/20 at 100.00	A2	13,149,518
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	BBB-	31,883,687
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	BBB-	31,654,290
22,670	0.000%, 1/01/25 – FGIC Insured	No Opt. Call	BBB-	20,376,249
10,565	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB-	12,266,388
4,000	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%, 1/01/40	1/29 at 100.00	BBB-	4,398,680
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (5)	5,335,150

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$5,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/43	12/23 at 100.00	BBB	$5,111,400
4,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2017, 5.000%, 12/01/47	12/27 at 100.00	A+	5,313,690
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation Bonds, Series 2001, 0.000%, 12/01/20 – FGIC Insured	No Opt. Call	Aa2	4,859,649
	Cook County Community High School District 219, Niles Township, Illinois, General Obligation Capital Appreciation Bonds, Series 2001:
2,575	0.000%, 12/01/20 – NPFG Insured	No Opt. Call	Baa2	2,565,833
3,615	0.000%, 12/01/20 – NPFG Insured (ETM)	No Opt. Call	N/R (5)	3,611,710
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A:
3,500	5.250%, 11/15/22	11/20 at 100.00	A2	3,541,860
12,425	5.250%, 11/15/33	11/20 at 100.00	A2	12,546,144
3,500	Evanston, Illinois, General Obligation Bonds, Corporate Purpose Series 2016A, 4.000%, 12/01/43	6/28 at 100.00	Aa2	3,993,850
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002RMKT:
2,750	3.900%, 11/01/36	11/27 at 102.00	A	3,024,093
5,265	5.500%, 11/01/36	11/23 at 100.00	A	6,039,692
5,020	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa3 (5)	5,451,017
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
3,500	5.000%, 2/15/32	2/27 at 100.00	Aa2	4,315,780
55	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (5)	67,511
1,200	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (5)	1,472,976
25,880	4.000%, 2/15/41	2/27 at 100.00	Aa2	29,066,863
1,000	5.000%, 2/15/41	2/27 at 100.00	Aa2	1,200,380
4,200	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	AA+	4,536,630
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
8,750	5.000%, 9/01/39	9/24 at 100.00	AA+	9,930,900
11,030	5.000%, 9/01/42	9/24 at 100.00	AA+	12,437,979
2,910	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (5)	3,134,768
16,165	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/40	6/26 at 100.00	A3	18,501,004
1,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076, 17.607%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	1,384,152
13,540	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A3	15,531,734
2,215	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 6.000%, 7/01/43	7/23 at 100.00	A-	2,475,750

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$4,135	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44	8/25 at 100.00	BBB+	$4,625,825
5,410	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Series 2017A, 5.000%, 3/01/47	3/27 at 100.00	A+	6,381,636
8,040	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 – AGM Insured	8/21 at 100.00	A2	8,428,091
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C:
1,000	5.500%, 8/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	AA- (5)	1,027,820
2,500	5.500%, 8/15/41 (Pre-refunded 2/15/21) (UB) (7)	2/21 at 100.00	AA- (5)	2,569,550
15,510	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA-	16,209,191
	Illinois State, General Obligation Bonds, April Series 2014:
2,500	5.000%, 4/01/31	4/24 at 100.00	BBB-	2,695,400
3,000	5.000%, 4/01/38	4/24 at 100.00	BBB-	3,188,070
	Illinois State, General Obligation Bonds, December Series 2017A:
5,000	5.000%, 12/01/34	12/27 at 100.00	BBB-	5,616,450
1,175	5.000%, 12/01/35	12/27 at 100.00	BBB-	1,313,791
5,420	5.000%, 12/01/39	12/27 at 100.00	BBB-	5,993,165
1,600	Illinois State, General Obligation Bonds, February Series 2014, 5.250%, 2/01/32	2/24 at 100.00	BBB-	1,731,712
1,750	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/32	1/26 at 100.00	BBB-	1,935,203
3,565	Illinois State, General Obligation Bonds, June Series 2016, 5.000%, 6/01/26	No Opt. Call	BBB-	4,052,300
	Illinois State, General Obligation Bonds, May Series 2018A:
17,000	6.000%, 5/01/26	No Opt. Call	BBB-	20,221,160
4,485	6.000%, 5/01/27	No Opt. Call	BBB-	5,439,901
	Illinois State, General Obligation Bonds, May Series 2020:
1,115	5.500%, 5/01/30	No Opt. Call	BBB-	1,384,027
5,305	5.500%, 5/01/39	5/30 at 100.00	BBB-	6,329,289
2,515	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/23	No Opt. Call	BBB-	2,732,397
9,710	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/27	No Opt. Call	BBB-	11,133,971
10,000	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/21 – AGM Insured	8/20 at 100.00	BBB-	10,025,000
2,500	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/25	3/22 at 100.00	BBB-	2,606,675
2,035	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	BBB-	2,172,708
5,030	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	A1	5,443,919
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
8,000	5.000%, 1/01/38	1/24 at 100.00	A1	8,931,760
6,500	5.000%, 1/01/39	1/24 at 100.00	A1	7,247,890
10,040	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	A1	11,672,604

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$8,890	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/40	1/26 at 100.00	A1	$10,419,258
10,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2017A, 5.000%, 1/01/42	1/28 at 100.00	A1	12,232,100
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0051, 17.086%, 1/01/38, 144A (IF)	1/23 at 100.00	A1	1,482,393
11,050	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 – FGIC Insured	No Opt. Call	BBB-	13,255,138
1,740	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation Refunding Bonds, Series 2001B, 0.000%, 11/01/21 – AGM Insured	No Opt. Call	A2	1,724,479
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington, Illinois, General Obligation Bonds, Refunding Series 2002, 5.250%, 12/01/20 – AGM Insured (UB)	No Opt. Call	A2	4,086,049
5,000	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Alternate Revenue Source Series 2011A, 5.250%, 1/01/39 – AGM Insured	1/21 at 100.00	A2	5,077,800
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois, General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa2	17,710,638
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured	No Opt. Call	Aa2	2,903,016
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BB+	5,096,000
2,350	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50	12/29 at 100.00	BB+	2,631,530
8,800	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53	12/25 at 100.00	BB+	9,461,848
4,750	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57	12/27 at 100.00	BB+	5,195,882
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1:
33,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	BB+	14,488,650
5,355	0.000%, 6/15/46 – AGM Insured	No Opt. Call	BB+	2,264,255
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A:
16,570	0.000%, 12/15/20 – NPFG Insured	No Opt. Call	BB+	16,436,611
5,010	0.000%, 12/15/21 – NPFG Insured	No Opt. Call	BB+	4,856,494
23,920	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	BB+	22,631,190
13,350	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BB+	11,998,446
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A:
3,455	5.500%, 12/15/23 – FGIC Insured (ETM)	No Opt. Call	BB+ (5)	3,780,807
3,725	5.500%, 12/15/23 – FGIC Insured	No Opt. Call	BB+	3,997,186

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
$1,420	5.700%, 6/15/25 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (5)	$1,575,689
5,080	5.700%, 6/15/25	6/22 at 101.00	BB+	5,471,719
8,000	5.750%, 6/15/26 – NPFG Insured	6/22 at 101.00	BB+	8,607,280
1,115	5.750%, 6/15/27	6/22 at 101.00	BB+	1,197,789
4,610	5.750%, 6/15/27 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (5)	5,119,682
195	0.000%, 6/15/30 (ETM)	No Opt. Call	N/R (5)	174,829
3,505	0.000%, 6/15/30	No Opt. Call	BBB	2,601,832
28,000	0.000%, 12/15/35 – AGM Insured	No Opt. Call	BB+	17,780,560
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	BB+	1,803,934
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	BB+	6,058,529
7,790	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AA+ (5)	9,540,491
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured	No Opt. Call	A2	19,624,702
2,300	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured	No Opt. Call	A2	3,196,080
4,125	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013, 7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (5)	5,086,909
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
2,250	5.000%, 3/01/29	3/25 at 100.00	A3	2,669,378
7,000	5.000%, 3/01/31	3/25 at 100.00	A3	8,266,720
2,000	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.250%, 10/01/38	10/23 at 100.00	Baa1	2,246,040
4,810	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured	No Opt. Call	A2	4,655,840
	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation Bonds, Capital Appreciation Series 2004:
780	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (5)	771,833
2,550	0.000%, 11/01/22 – NPFG Insured	No Opt. Call	Baa2	2,511,750
1,895	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011, 7.250%, 12/01/28 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	A2 (5)	1,938,244
830,865	Total Illinois			846,720,109
	Indiana – 3.0% (2.0% of Total Investments)
6,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/44	10/24 at 100.00	Baa1	6,405,300

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A:
$5,000	4.000%, 5/01/35	5/23 at 100.00	A	$5,303,400
5,420	5.000%, 5/01/42	5/23 at 100.00	A	5,896,797
10,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49	12/29 at 100.00	AA	11,624,000
	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015A:
1,875	4.000%, 12/01/40	6/25 at 100.00	AA	2,027,588
3,400	5.000%, 12/01/40	6/25 at 100.00	AA	3,851,452
8,630	Indiana Finance Authority, Revenue Bonds, Community Foundation of Northwest Indiana Obligated Group, Series 2012, 5.000%, 3/01/41 (Pre-refunded 3/01/22)	3/22 at 100.00	AA- (5)	9,283,895
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B, 5.000%, 12/01/37 (Pre-refunded 12/01/20)	12/20 at 100.00	AA- (5)	2,539,450
11,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	A+	13,078,340
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	A1	5,234,800
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2012A, 5.000%, 10/01/37	10/22 at 100.00	Aa3	5,447,500
13,215	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	A+	15,246,410
5,130	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	A+	6,099,262
1,960	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc Obligated Group, Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)	8/20 at 100.00	N/R (5)	1,966,468
14,100	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/42	7/26 at 100.00	A+	16,747,275
3,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2011A, 5.000%, 1/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	A+ (5)	3,130,050
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
9,255	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA-	8,968,373
9,560	0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA-	9,129,704
1,580	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 1/15/28 – AGM Insured	No Opt. Call	A2	1,463,349
121,625	Total Indiana			133,443,413
	Iowa – 2.0% (1.3% of Total Investments)
16,130	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B	16,914,886
2,310	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	8/20 at 104.00	B	2,404,340
2,690	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	2,835,126

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$3,085	Iowa Finance Authority, Senior Housing Revenue Bonds, Northcrest Inc Project, Series 2018A, 5.000%, 3/01/48	3/24 at 103.00	BB+	$3,196,708
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
13,950	5.375%, 6/01/38	8/20 at 100.00	B-	14,141,673
12,830	5.500%, 6/01/42	8/20 at 100.00	B-	13,006,284
5,675	5.625%, 6/01/46	8/20 at 100.00	B-	5,752,975
16,100	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	8/20 at 100.00	B-	16,321,214
	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016:
4,700	5.000%, 12/01/36	12/26 at 100.00	BBB+	5,529,174
5,990	5.000%, 12/01/41	12/26 at 100.00	BBB+	6,979,308
83,460	Total Iowa			87,081,688
	Kansas – 0.4% (0.2% of Total Investments)
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc, Series 2013J, 5.000%, 11/15/38	11/22 at 100.00	A2	2,143,240
3,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2012A, 5.000%, 11/15/28	5/22 at 100.00	AA	3,211,380
3,700	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A, 5.000%, 4/01/38 – BAM Insured	4/26 at 100.00	AA	4,433,858
5,270	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	A	6,278,836
13,970	Total Kansas			16,067,314
	Kentucky – 1.0% (0.6% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare Inc, Series 2000B, 0.000%, 10/01/28 – NPFG Insured	No Opt. Call	Baa2	4,983,251
2,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42	8/21 at 100.00	Baa1	2,054,880
1,300	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37	6/27 at 100.00	BB+	1,433,575
4,625	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/49	8/29 at 100.00	BBB+	5,583,346
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
5,000	0.000%, 7/01/43 (6)	7/31 at 100.00	Baa3	5,101,100
8,610	0.000%, 7/01/46 (6)	7/31 at 100.00	Baa3	8,799,162
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
2,655	5.750%, 7/01/49	7/23 at 100.00	Baa3	2,790,193
430	6.000%, 7/01/53	7/23 at 100.00	Baa3	454,218

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$4,630	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/31	6/21 at 100.00	A-	$4,778,854
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
2,980	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (5)	3,230,141
3,000	5.000%, 12/01/35	6/22 at 100.00	N/R	3,257,580
41,240	Total Kentucky			42,466,300
	Louisiana – 2.8% (1.8% of Total Investments)
7,160	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	7,423,703
4,000	Board of Commissioners of the Port of New Orleans Port Facility Revenue Bonds, Louisiana, Refunding Series 2018A, 5.000%, 4/01/48 – AGM Insured	4/28 at 100.00	A2	4,817,640
5,500	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2019A, 4.000%, 2/01/45	2/29 at 100.00	AA-	6,535,540
670	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	A2 (5)	685,799
1,870	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	A1	2,254,939
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc Housing & Parking Project, Series 2010, 5.500%, 10/01/41 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA (5)	5,042,400
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
4,000	5.000%, 5/15/42	5/27 at 100.00	A3	4,668,200
22,625	5.000%, 5/15/46	5/27 at 100.00	A3	26,231,877
2,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50 (WI/DD, Settling 8/04/20)	6/30 at 100.00	A+	2,278,420
1,695	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A3	1,854,194
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
20	4.000%, 5/15/35 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (5)	24,009
2,345	4.000%, 5/15/36	5/26 at 100.00	A3	2,566,227
20	5.000%, 5/15/47 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (5)	25,148
5,750	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.750%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (5)	6,042,617
1,975	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A3	2,217,234
13,590	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A2	14,188,096

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$1,015	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017C, 5.000%, 5/01/45	11/27 at 100.00	AA-	$1,221,979
12,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015A, 5.000%, 1/01/45	1/25 at 100.00	A-	13,525,320
5,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017A, 5.000%, 1/01/48	1/27 at 100.00	A-	5,857,300
6,280	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	BBB+	7,129,496
1,355	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 12/01/40	12/25 at 100.00	A-	1,590,607
5,000	St Tammany Parish Hospital District No 1, Louisiana, Hospital Revenue and Revenue Refunding Bonds, St Tammany Parish Hospital Project, Series 2018, 5.000%, 7/01/48	7/28 at 100.00	A+	5,995,250
108,870	Total Louisiana			122,175,995
	Maine – 0.5% (0.3% of Total Investments)
7,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	Ba1	7,352,100
6,300	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A, 5.000%, 7/01/41	7/26 at 100.00	Ba1	6,879,033
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A:
3,440	5.000%, 7/01/43	7/28 at 100.00	A+	4,137,047
2,935	5.000%, 7/01/48	7/28 at 100.00	A+	3,505,124
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 6.750%, 7/01/41	7/21 at 100.00	Ba3	1,081,290
20,725	Total Maine			22,954,594
	Maryland – 1.2% (0.8% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
3,260	5.000%, 9/01/35	9/27 at 100.00	BB-	2,987,236
1,000	5.000%, 9/01/39	9/27 at 100.00	BB-	917,230
1,645	5.000%, 9/01/46	9/27 at 100.00	BB-	1,566,928
8,610	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A, 5.000%, 7/01/41	1/27 at 100.00	A+	10,295,838
275	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Frederick Health System Issue; Series 2020, 4.000%, 7/01/50	7/30 at 100.00	Baa1	307,376
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Cente, Series 2011, 6.250%, 7/01/31	7/21 at 100.00	BBB+	1,039,680
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	A- (5)	3,809,960
4,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Taxable Series 2017D, 4.000%, 7/01/48	1/28 at 100.00	A-	4,443,640
17,000	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A, 5.000%, 5/01/42	5/28 at 100.00	AA-	20,871,240

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$2,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44	6/25 at 100.00	AA-	$2,298,100
1,150	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1, 5.000%, 11/01/37	11/24 at 103.00	B-	1,161,741
2,250	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B, 5.000%, 11/01/47	11/24 at 103.00	B-	2,175,120
45,690	Total Maryland			51,874,089
	Massachusetts – 1.8% (1.1% of Total Investments)
1,250	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41	11/23 at 100.00	A	1,376,750
435	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, 5.000%, 6/01/39	6/29 at 100.00	BBB	522,561
930	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	1,037,592
11,370	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2016BB-1, 5.000%, 10/01/46	10/26 at 100.00	AA-	13,496,304
3,630	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2, 5.000%, 7/01/53	7/28 at 100.00	A3	4,311,351
1,100	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46	12/26 at 100.00	A	1,294,997
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
2,070	4.500%, 1/01/45	1/25 at 100.00	Baa2	2,195,007
8,800	5.000%, 1/01/45	1/25 at 100.00	Baa2	9,595,256
2,700	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E, 5.000%, 11/01/43	11/23 at 100.00	A2	2,975,616
4,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/35	1/28 at 100.00	AA-	4,670,280
1,725	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 5.000%, 7/01/44	1/29 at 100.00	BBB+	2,008,728
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University, Series 2015:
1,380	5.000%, 9/01/40	9/25 at 100.00	BBB	1,522,568
1,545	5.000%, 9/01/45	9/25 at 100.00	BBB	1,692,254
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	AA-	4,830,930
900	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (5)	940,455
6,840	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43	5/23 at 100.00	Aa2	7,590,074
7,500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond Trust 2016-XF2223, 9.266%, 8/15/24, 144A (IF)	8/22 at 100.00	AAA	8,943,975
8,050	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking Revenue Bonds, Senior Lien Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A-	8,313,074

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$500	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 (Pre-refunded 11/15/20) – AGC Insured	11/20 at 100.00	A3 (5)	$506,885
67,725	Total Massachusetts			77,824,657
	Michigan – 5.4% (3.5% of Total Investments)
4,025	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, School Building & Site Series 2020I, 4.000%, 5/01/50	5/30 at 100.00	AA	4,840,868
5,335	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (5)	5,854,362
2,830	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – NPFG Insured	No Opt. Call	A2	3,634,003
10,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A1 (5)	10,465,600
3,500	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 – AGM Insured	3/28 at 100.00	A2	3,932,390
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	7,638,322
7,955	0.000%, 12/01/22	No Opt. Call	AAA	7,904,088
8,260	0.000%, 12/01/23	No Opt. Call	AAA	8,167,571
8,575	0.000%, 12/01/24	No Opt. Call	AAA	8,407,187
10,000	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Refunding Senior Lien Series 2016C, 5.000%, 7/01/35	7/26 at 100.00	A1	12,080,200
27,960	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A1	32,888,789
	Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation Bonds, School Building & Site Series 2020-I:
2,040	4.000%, 5/01/45	5/30 at 100.00	AA	2,448,449
7,615	4.000%, 5/01/49	5/30 at 100.00	AA	9,093,452
10,405	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 2019A, 4.000%, 11/15/50	11/29 at 100.00	A	11,800,311
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	A1	456,378
1,300	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	1,419,054
	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI:
100	5.000%, 12/01/45 (Pre-refunded 6/01/26)	6/26 at 100.00	N/R (5)	126,590
6,900	5.000%, 12/01/45	6/26 at 100.00	AA-	8,108,604
12,520	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/36	12/27 at 100.00	AA-	14,416,279
5,035	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49	12/29 at 100.00	AA-	5,774,490

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI:
$35	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	$37,207
9,965	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	AA- (5)	10,600,368
3,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015MI, 5.000%, 12/01/31 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (5)	3,260,460
10,330	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%, 11/15/47	11/26 at 100.00	Aa2	11,632,820
1,315	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	BBB+	1,379,159
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I:
17,000	5.000%, 4/15/31	10/25 at 100.00	AA-	20,668,940
1,615	5.000%, 4/15/38	10/25 at 100.00	AA-	1,935,271
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (5)	2,175,560
4,575	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	8/20 at 100.00	B2	4,596,548
4,790	Mona Shores Public Schools, Muskegon County, Michigan, General Obligation Bonds, School Building & Site Series 2019I, 5.000%, 5/01/48	5/29 at 100.00	Aa1	6,038,945
5,780	Oakland University, Michigan, General Revenue Bonds, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	A1	6,089,230
2,200	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45	12/25 at 100.00	A-	2,535,192
5,000	Wayne State University, Michigan, General Revenue Bonds, Series 2018A, 5.000%, 11/15/43	11/28 at 100.00	A+	6,110,250
210,025	Total Michigan			236,516,937
	Minnesota – 2.2% (1.4% of Total Investments)
285	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/36	8/26 at 100.00	BB+	292,022
350	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019, 4.000%, 9/01/39	9/26 at 102.00	N/R	286,643
4,005	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/41	10/24 at 102.00	N/R	3,917,771
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
2,130	3.500%, 8/01/25, 144A	8/22 at 100.00	N/R	2,101,181
1,000	5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,009,420
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
3,750	5.000%, 2/15/48	2/28 at 100.00	A-	4,371,600
8,250	5.000%, 2/15/53	2/28 at 100.00	A-	9,591,367
5,240	5.250%, 2/15/53	2/28 at 100.00	A-	6,180,999
5,000	5.000%, 2/15/58	2/28 at 100.00	A-	5,777,950

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$9,840	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/41	2/27 at 100.00	AAA	$11,297,993
2,800	Itasca County Independent School District 318, Minnesota, General Obligation Bonds, Series 2018A, 4.000%, 2/01/37	2/27 at 100.00	AAA	3,242,428
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A:
2,530	4.000%, 11/15/48	11/28 at 100.00	A3	2,794,967
3,395	5.000%, 11/15/49	11/28 at 100.00	A3	4,044,396
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
3,500	5.000%, 1/01/41	1/27 at 100.00	A+	4,185,440
5,000	5.000%, 1/01/46	1/27 at 100.00	A+	5,928,200
2,855	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/47	12/26 at 100.00	Aa3	3,435,793
4,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2019, 4.000%, 5/01/49	5/29 at 100.00	A2	4,506,480
4,170	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB-	4,371,911
3,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 5.000%, 7/01/30	7/25 at 100.00	A	3,503,250
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
595	4.000%, 11/15/35	11/27 at 100.00	A3	669,952
1,470	4.000%, 11/15/43	11/27 at 100.00	A3	1,622,292
850	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	852,482
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
550	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (5)	557,562
3,595	5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (5)	4,475,236
5,315	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (5)	6,616,378
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
300	5.000%, 8/01/32	8/24 at 102.00	N/R	319,071
150	5.000%, 8/01/33	8/24 at 102.00	N/R	159,305
250	5.000%, 8/01/35	8/24 at 102.00	N/R	265,220
600	4.000%, 8/01/39	8/24 at 102.00	N/R	600,318
2,000	5.000%, 8/01/49	8/24 at 102.00	N/R	2,094,760
86,775	Total Minnesota			99,072,387

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi – 0.3% (0.2% of Total Investments)
$11,465	Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, University of Mississippi Medical Center New Facilities & Refinancing Project, Series 2017A, 4.000%, 6/01/47	6/27 at 100.00	Aa2	$12,891,705
	Missouri – 3.5% (2.3% of Total Investments)
2,585	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44 (Pre-refunded 10/01/22)	10/22 at 100.00	AA- (5)	2,855,055
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
2,470	4.000%, 8/01/33	8/26 at 100.00	Ba1	2,588,041
4,590	5.000%, 8/01/35	8/26 at 100.00	Ba1	5,053,636
640	4.000%, 8/01/38	8/26 at 100.00	Ba1	662,765
	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Healthcare System, Series 2017:
2,860	5.000%, 10/01/42	10/27 at 100.00	BBB+	3,302,900
1,000	5.000%, 10/01/47	10/27 at 100.00	BBB+	1,139,610
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
8,150	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	A1	7,509,654
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	A1	4,195,400
	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A:
2,475	4.000%, 1/01/38	1/28 at 100.00	AA	2,934,385
4,470	4.000%, 1/01/42	1/28 at 100.00	AA	5,250,239
1,350	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2016, 5.000%, 11/15/35	5/26 at 100.00	A+	1,585,062
1,400	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	A1	1,693,104
11,985	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	12,548,175
3,665	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	3,973,446
14,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2017D, 4.000%, 1/01/58 (UB) (7)	1/28 at 100.00	AA	15,782,760
1,500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2013C, 4.000%, 1/01/50 (Mandatory Put 1/01/46)	7/26 at 100.00	AA	1,678,125
17,300	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	18,912,706
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2019A:
4,165	4.000%, 11/15/44	5/29 at 100.00	A2	4,671,297
4,220	4.000%, 11/15/49	5/29 at 100.00	A2	4,703,865

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C:
$2,220	5.000%, 11/15/42	11/27 at 100.00	AA-	$2,672,924
3,000	5.000%, 11/15/47	11/27 at 100.00	AA-	3,586,140
3,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A, 4.000%, 6/01/33	6/24 at 100.00	A+	3,261,780
10,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/42	5/25 at 102.00	A+	11,015,300
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A:
1,540	5.000%, 2/01/35	2/24 at 100.00	BBB	1,627,749
2,000	5.000%, 2/01/44	2/24 at 100.00	BBB	2,092,440
1,150	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46	2/26 at 100.00	BBB	1,228,396
700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/34	2/26 at 100.00	BBB	762,629
1,700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019A, 5.000%, 2/01/42	2/24 at 104.00	BBB	1,841,593
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019C:
1,500	5.000%, 2/01/42	2/29 at 102.00	BBB	1,682,850
1,000	4.000%, 2/01/48	2/29 at 100.00	BBB	1,015,120
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2019A, 4.000%, 10/01/48	4/29 at 100.00	A1	562,040
7,085	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Pairie State Power Project, Refunding Series 2016A, 5.000%, 12/01/34	6/26 at 100.00	A2	8,449,642
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refudning Series 2016C:
1,675	4.000%, 12/01/31	12/25 at 100.00	AA+	1,935,865
2,535	5.000%, 12/01/32	12/25 at 100.00	AA+	3,068,618
220	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BB+	232,729
7,250	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A, 5.250%, 9/01/53	9/25 at 103.00	BB+	7,619,532
690	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 3.875%, 11/15/29	11/26 at 100.00	N/R	632,109
141,590	Total Missouri			154,327,681
	Montana – 0.4% (0.2% of Total Investments)
1,475	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/47	5/25 at 102.00	N/R	1,464,395
3,310	Montana Facilities Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	A	3,910,599

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Montana (continued)
$4,965	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/48	7/28 at 100.00	BBB	$5,720,028
2,580	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis Health System Obligated Group, Refunding Series 2016, 5.000%, 2/15/41	2/27 at 100.00	A+	3,049,792
1,825	Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group, Series 2018A, 5.000%, 8/15/48	8/28 at 100.00	AA-	2,292,255
14,155	Total Montana			16,437,069
	Nebraska – 0.8% (0.5% of Total Investments)
2,620	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	BBB+	2,829,600
1,200	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2020A, 4.000%, 11/15/39	11/30 at 100.00	A1	1,415,292
3,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017, 5.000%, 11/15/47	5/27 at 100.00	A1	3,540,330
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
3,500	5.000%, 11/01/45	11/25 at 100.00	A	3,990,805
1,400	5.000%, 11/01/48	11/25 at 100.00	A	1,593,354
2,280	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42 (Pre-refunded 11/01/21)	11/21 at 100.00	A (5)	2,411,807
4,000	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/37 (Pre-refunded 9/01/22)	9/22 at 100.00	AA (5)	4,401,760
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
2,150	5.000%, 7/01/29	7/27 at 100.00	BBB	2,589,804
2,000	5.000%, 7/01/30	7/27 at 100.00	BBB	2,398,600
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
1,000	5.000%, 7/01/32	7/25 at 100.00	BBB	1,138,350
820	5.000%, 7/01/33	7/25 at 100.00	BBB	930,216
2,000	5.000%, 7/01/34	7/25 at 100.00	BBB	2,265,180
5,110	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 4/01/38	10/26 at 100.00	A	6,195,977
31,080	Total Nebraska			35,701,075
	Nevada – 2.5% (1.6% of Total Investments)
6,030	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A, 5.000%, 9/01/47	9/27 at 100.00	BBB+	6,955,364
4,000	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2018A, 4.000%, 6/15/37	6/28 at 100.00	A+	4,608,640
7,525	Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax Additionally Secured by Pledged Revenues, Series 2018A, 5.000%, 5/01/48	6/28 at 100.00	AA+	9,264,328

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$365	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38, 144A	12/25 at 100.00	BB	$373,067
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
2,300	4.000%, 9/01/26	No Opt. Call	N/R	2,394,300
1,525	4.000%, 9/01/27	9/26 at 100.00	N/R	1,580,525
2,660	4.000%, 9/01/29	9/26 at 100.00	N/R	2,724,904
2,920	4.000%, 9/01/30	9/26 at 100.00	N/R	2,974,867
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA	10,336,100
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
5,000	5.000%, 6/01/32	12/24 at 100.00	AA	5,905,500
10,000	5.000%, 6/01/33	12/24 at 100.00	AA	11,773,600
6,620	5.000%, 6/01/39	12/24 at 100.00	AA	7,711,241
11,915	5.000%, 6/01/39 (UB) (7)	12/24 at 100.00	AA	13,879,069
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Tender Option Bond Trust 2015-XF0233:
1,000	17.868%, 12/01/22, 144A (IF) (7)	No Opt. Call	AA	1,659,370
3,995	17.958%, 12/01/22, 144A (IF) (7)	No Opt. Call	AA	6,627,545
1,250	17.969%, 6/01/39, 144A (IF) (7)	12/24 at 100.00	AA	2,074,212
1,250	17.969%, 6/01/39, 144A (IF) (7)	12/24 at 100.00	AA	2,074,212
2,500	17.969%, 6/01/39, 144A (IF) (7)	12/24 at 100.00	AA	4,148,425
4,100	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B, 5.000%, 6/01/42	6/22 at 100.00	AA	4,396,512
	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
395	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	412,123
530	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	552,976
7,615	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	AA (5)	7,948,689
93,495	Total Nevada			110,375,569
	New Hampshire – 0.2% (0.1% of Total Investments)
1,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord Hospital, Series 2017, 5.000%, 10/01/47	10/27 at 100.00	A2	1,751,730
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A:
1,115	5.000%, 8/01/36	2/28 at 100.00	A	1,338,825
2,935	5.000%, 8/01/37	2/28 at 100.00	A	3,514,985
1,110	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%, 8/01/59	No Opt. Call	A	1,697,035
6,660	Total New Hampshire			8,302,575

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey – 5.9% (3.8% of Total Investments)
$20,890	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/30	12/26 at 100.00	BBB+	$24,857,220
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2014UU:
5,515	5.000%, 6/15/30	6/24 at 100.00	BBB+	6,070,857
935	5.000%, 6/15/40 (Pre-refunded 6/15/24)	6/24 at 100.00	N/R (5)	1,108,845
4,065	5.000%, 6/15/40	6/24 at 100.00	BBB+	4,418,818
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2018EEE, 5.000%, 6/15/43	12/28 at 100.00	BBB+	1,153,270
6,975	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/24	3/21 at 100.00	BBB+	7,123,079
10,600	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB+	12,348,470
6,000	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Refunding Series 2017, 5.000%, 6/01/42 – AGM Insured	6/27 at 100.00	A2	7,040,940
2,020	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	8/20 at 100.00	BB+	2,026,201
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	AA-	3,028,550
720	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A1	793,318
10,970	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	A1	12,805,391
695	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	BB-	780,965
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
3,050	5.000%, 6/15/28	6/26 at 100.00	Baa1	3,567,920
7,795	5.000%, 6/15/29	6/26 at 100.00	Baa1	9,091,542
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A:
5,000	0.000%, 12/15/26	No Opt. Call	BBB+	4,301,700
16,495	0.000%, 12/15/33	No Opt. Call	BBB+	10,975,608
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
1,815	0.000%, 12/15/26 – BHAC Insured	No Opt. Call	AA+	1,636,041
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	BBB+	7,587,700
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	BBB+	26,443,060
45,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	BBB+	28,189,350
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	BBB+	5,999,800
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	BBB+	5,606,250
2,310	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	BBB+	2,377,475

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	BBB+	$1,045,460
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.500%, 6/15/39	6/23 at 100.00	BBB+	8,143,350
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 5.000%, 12/15/32	12/29 at 100.00	BBB+	6,043,450
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 4.000%, 6/15/44	12/28 at 100.00	BBB+	5,367,000
14,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	A2	17,353,700
1,160	New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%, 1/01/34	1/28 at 100.00	A2	1,315,312
1,315	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 17.108%, 1/01/43, 144A (IF) (7)	7/22 at 100.00	A2	1,743,545
1,500	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G, 4.000%, 1/01/33	1/28 at 100.00	A2	1,707,330
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%, 9/01/25 – NPFG Insured	No Opt. Call	Aa2	2,884,800
	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L:
2,000	5.000%, 5/01/38 (Pre-refunded 5/01/23)	5/23 at 100.00	A+ (5)	2,265,300
910	5.000%, 5/01/43 (Pre-refunded 5/01/23)	5/23 at 100.00	A+ (5)	1,030,712
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
10,355	5.000%, 6/01/46	6/28 at 100.00	BBB+	12,095,986
4,710	5.250%, 6/01/46	6/28 at 100.00	BBB+	5,584,741
2,615	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	2,955,839
277,415	Total New Jersey			258,868,895
	New Mexico – 0.1% (0.1% of Total Investments)
3,500	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019A, 4.000%, 8/01/48	8/29 at 100.00	Aa3	4,042,220
	New York – 8.1% (5.2% of Total Investments)
7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45	No Opt. Call	Ba1	2,223,620
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	3,088,200
12,830	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/50	7/25 at 100.00	A-	14,189,210
3,200	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2012A, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	AA- (5)	3,494,336
4,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (5)	4,557,760
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/33, 144A	6/27 at 100.00	BBB-	1,179,270

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group C:
$5	5.000%, 2/15/36 (Pre-refunded 2/15/25)	2/25 at 100.00	N/R (5)	$6,062
14,070	5.000%, 2/15/36	2/25 at 100.00	AA+	16,532,672
12,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019A Bidding Group 2,3,4, 5.000%, 3/15/45	3/29 at 100.00	Aa1	15,767,750
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D:
9,000	4.000%, 2/15/47	2/30 at 100.00	Aa1	10,551,330
10,915	5.000%, 2/15/48	2/30 at 100.00	Aa1	13,999,688
15,000	4.000%, 2/15/49	2/30 at 100.00	Aa1	17,546,100
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
445	5.250%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2 (5)	457,082
9,670	5.250%, 2/15/47	2/21 at 100.00	AA-	9,899,953
1,295	5.750%, 2/15/47	2/21 at 100.00	AA-	1,330,198
2,105	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2 (5)	2,167,729
10,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	BBB+	14,124,700
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
1,045	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	A2	1,138,883
780	5.000%, 9/01/44	9/24 at 100.00	A	898,318
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2018, 5.000%, 9/01/37	9/28 at 100.00	A	6,297,950
7,240	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38 (Pre-refunded 5/01/21)	5/21 at 100.00	A (5)	7,501,292
15,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A, 5.000%, 9/01/42	9/22 at 100.00	A	16,267,834
3,500	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	AA	3,591,210
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (5)	1,139,440
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE:
710	5.375%, 6/15/43	12/20 at 100.00	AA+	721,985
1,390	5.375%, 6/15/43 (Pre-refunded 12/15/20)	12/20 at 100.00	N/R (5)	1,416,563
7,225	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46	6/23 at 100.00	AA+	8,055,803
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series EE, 5.000%, 6/15/37	6/27 at 100.00	AA+	6,264,350
3,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-1, 4.000%, 7/15/36	7/27 at 100.00	AA	4,047,995

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	Aa1	$5,550,900
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/41	5/28 at 100.00	Aa1	6,245,900
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1, 5.000%, 8/01/40	8/28 at 100.00	Aa1	12,602,500
2,060	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA	2,476,305
10,370	New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1, 4.000%, 8/01/40	8/29 at 100.00	AA	12,192,009
3,500	New York City, New York, General Obligation Bonds, Fiscal 2020 SeriesD-1, 4.000%, 3/01/44	3/30 at 100.00	AA	4,100,880
10	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	8/20 at 100.00	AA	10,041
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	8/20 at 100.00	AA	5,023
23,920	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	25,470,733
6,385	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.750%, 11/15/51	11/21 at 100.00	A	6,703,164
4,045	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Tender Option Bond Trust 2016-XL0002, 13.438%, 6/15/26, 144A (IF) (7)	6/22 at 100.00	N/R	5,085,778
10,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A, 5.250%, 1/01/56	1/26 at 100.00	A-	11,617,600
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A:
2,000	4.000%, 3/15/45	9/30 at 100.00	Aa1	2,362,300
13,595	4.000%, 3/15/49	9/30 at 100.00	Aa1	15,973,173
5,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2020C, 4.000%, 3/15/49	9/30 at 100.00	Aa1	5,874,650
2,105	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph's Hospital Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	2,292,261
3,925	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/38	12/23 at 100.00	A+	4,374,452
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eigth Series 2010:
8,550	5.500%, 12/01/31	12/20 at 100.00	BBB	8,611,047
3,710	6.000%, 12/01/42	12/20 at 100.00	BBB	3,736,712
9,950	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Bonds, Tender Option Bond Trust 2016-XL0003, 7.044%, 11/15/21, 144A (IF) (7)	No Opt. Call	N/R	10,853,559
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50	5/25 at 100.00	AA-	5,795,300

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2013A:
$10,725	0.000%, 11/15/31	No Opt. Call	A+	$8,543,428
1,105	0.000%, 11/15/32	No Opt. Call	A+	853,436
5,000	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	CCC+	5,181,450
318,485	Total New York			354,969,884
	North Carolina – 8.7% (5.6% of Total Investments)
	Board of Governors of the University of North Carolina, Winston-Salem State University General Revenue Bonds, Series 2013:
2,950	5.000%, 4/01/33	4/22 at 100.00	BBB+	3,088,945
1,000	5.125%, 4/01/43	4/22 at 100.00	BBB+	1,042,390
1,145	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/25 (Pre-refunded 4/01/22)	4/22 at 100.00	AA- (5)	1,236,337
	Buncombe County, North Carolina, Limited Obligation Bonds, Refunding Series 2014A:
1,085	5.000%, 6/01/33	6/24 at 100.00	AA+	1,260,249
1,600	5.000%, 6/01/34	6/24 at 100.00	AA+	1,855,792
4,645	Cape Fear Public Utility Authority, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2019A, 4.000%, 8/01/44	8/29 at 100.00	AA+	5,496,382
2,135	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Refunding Series 2011, 5.000%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	AA+ (5)	2,235,815
	Catawba County, North Carolina, General Obligation Bonds, Limited Obligation Series 2014A:
1,000	5.000%, 6/01/30	6/24 at 100.00	AA	1,171,860
730	5.000%, 6/01/31	6/24 at 100.00	AA	853,640
5,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.000%, 7/01/39	8/20 at 100.00	AA-	5,013,950
1,425	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA-	1,469,816
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
2,865	5.000%, 7/01/27	7/24 at 100.00	AA-	3,328,815
3,000	5.000%, 7/01/28	7/24 at 100.00	AA-	3,480,630
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017A:
1,365	5.000%, 7/01/42 (UB) (7)	7/27 at 100.00	Aa3	1,652,838
5,390	5.000%, 7/01/47 (UB) (7)	7/27 at 100.00	Aa3	6,479,157
2,405	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Refunding Series 2008A, 5.000%, 6/01/33	8/20 at 100.00	AA+	2,412,912
2,045	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/39	12/24 at 100.00	AAA	2,398,192
3,555	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 2016-XL0012, 13.328%, 7/01/38, 144A (IF) (7)	9/20 at 100.00	N/R	3,587,528

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015:
$940	5.000%, 7/01/32	7/25 at 100.00	AAA	$1,129,927
2,325	5.000%, 7/01/40	7/25 at 100.00	AAA	2,749,103
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2018:
2,055	5.000%, 7/01/44	7/28 at 100.00	AAA	2,624,399
16,865	5.000%, 7/01/44 (UB) (7)	7/28 at 100.00	AAA	21,537,954
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42	1/21 at 100.00	AA-	3,047,850
5,250	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/43	1/22 at 100.00	AA-	5,490,292
4,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, Doing Business as Atrium Health, Refunding Series 2018A, 5.000%, 1/15/36	1/29 at 100.00	AA-	5,077,040
2,085	Dare County, North Carolina, Installment Purchase Contract, Limited Obligation Series 2012B, 5.000%, 6/01/28 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa3 (5)	2,268,021
	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011:
3,860	5.000%, 2/01/36 (Pre-refunded 2/01/21)	2/21 at 100.00	AA (5)	3,943,260
1,250	5.000%, 2/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	AA (5)	1,276,963
835	Durham, North Carolina, General Obligation Bonds, Refunding Series 2015, 5.000%, 10/01/26	No Opt. Call	AAA	1,070,128
8,600	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41 (Pre-refunded 6/01/21)	6/21 at 100.00	Aa1 (5)	8,946,666
5,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41	10/23 at 100.00	AA-	5,600,100
2,310	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A, 5.000%, 10/01/29	4/26 at 100.00	AA-	2,815,497
1,500	Fayetteville State University, North Carolina, Limited Obligation Revenue Bonds, Student Housing Project, Series 2011, 5.000%, 4/01/43 – AGM Insured	4/21 at 100.00	A2	1,528,380
1,050	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	8/20 at 100.00	AA+	1,053,570
4,750	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017A, 4.000%, 6/01/47	6/27 at 100.00	Aa1	5,481,785
2,000	Greensboro, North Carolina, Limited Obligation Bonds, Coliseum Complex Project, Series 2018A, 5.000%, 4/01/42	4/28 at 100.00	Aa2	2,521,300
500	Henderson County, North Carolina, Limited Obligation Bonds, Series 2015, 5.000%, 10/01/31	10/25 at 100.00	AA	602,410
485	Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	496,170

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	Jacksonville Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Series 2012:
$1,065	5.000%, 4/01/29 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (5)	$1,149,955
1,165	5.000%, 4/01/30 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (5)	1,257,932
1,000	5.000%, 4/01/31 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (5)	1,079,770
200	5.000%, 4/01/32 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (5)	215,954
1,535	Mooresville, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/28	5/22 at 100.00	Aa2	1,660,793
4,295	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012, 5.000%, 11/01/41	5/22 at 100.00	BBB	4,473,973
500	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Refunding Series 2013, 5.000%, 10/01/26	10/23 at 100.00	A+	561,175
6,140	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2017, 5.000%, 10/01/47	10/27 at 100.00	A+	7,258,892
1,800	North Carolina Agricultural and Technical State University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/40	10/25 at 100.00	A1	2,048,688
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014:
500	5.000%, 3/01/26	3/22 at 100.00	AA+	537,825
250	5.000%, 3/01/28	3/22 at 100.00	AA+	268,665
500	5.000%, 3/01/29	3/22 at 100.00	AA+	536,835
500	5.000%, 3/01/32	3/22 at 100.00	AA+	535,765
1,230	5.000%, 3/01/45	3/22 at 100.00	AA+	1,309,729
3,900	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Refunding Series 2016B, 5.000%, 7/01/42	10/26 at 100.00	AA+	4,818,723
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015B:
1,605	5.000%, 10/01/55 (Pre-refunded 10/01/25)	10/25 at 100.00	AA+ (5)	1,993,619
9,485	5.000%, 10/01/55 (Pre-refunded 10/01/25) (UB) (7)	10/25 at 100.00	AA+ (5)	11,781,603
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson & Wales University, Series 2013A:
1,560	5.000%, 4/01/32	4/23 at 100.00	Baa2	1,670,417
1,000	5.000%, 4/01/33	4/23 at 100.00	Baa2	1,068,580
5,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2016, 4.000%, 1/01/37	7/26 at 100.00	Aa3	5,692,600
2,500	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2018, 5.000%, 1/01/48	1/28 at 100.00	Aa3	3,090,825
5,000	North Carolina Capital Facilities Financing Agency, Solid Waste Disposal Revenue Bond, Duke Energy Carolinas Project, Refunding Series 2008B, 4.625%, 11/01/40	11/20 at 100.00	A	5,041,450
4,440	North Carolina Captial Facilities Finance Agency, Revenue Bonds, The Methodist Univerity, Series 2012, 5.000%, 3/01/34	3/22 at 100.00	BB	4,461,845

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B:
$100	6.000%, 1/01/22 (ETM)	No Opt. Call	BBB+ (5)	$108,197
180	6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2 (5)	194,488
3,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A, 5.000%, 1/01/25 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	3,816,995
1,425	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	1,442,086
2,720	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016, 5.000%, 10/01/37	10/24 at 102.00	N/R	2,784,926
2,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalchian Regional HealthCare System, Series 2011A, 6.500%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	2,829,598
2,375	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cape Fear Valley Health System, Refunding Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	A-	2,554,099
1,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cleveland County Healthcare System, Refunding Series 2011A, 5.750%, 1/01/35 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,717,682
2,690	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Deerfield Episcopal Retirement Community, Refunding First Mortgage Series 2016, 5.000%, 11/01/37	11/26 at 100.00	A	3,044,730
1,250	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016D, 5.000%, 6/01/29	6/26 at 100.00	AA	1,533,925
7,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A, 5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	AA (5)	7,621,180
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Inc, Series 2010A:
4,750	5.250%, 11/01/40	11/20 at 100.00	AA-	4,791,373
2,500	4.750%, 11/01/43	11/20 at 100.00	AA-	2,517,625
5,000	5.000%, 11/01/43	11/20 at 100.00	AA-	5,039,350
8,275	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/49	11/29 at 100.00	AA-	9,429,362
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44	7/25 at 100.00	A2	2,266,980
3,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45	12/22 at 100.00	A	3,202,890
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A:
2,000	5.000%, 10/01/27	10/22 at 100.00	A2	2,162,400
6,800	5.000%, 10/01/31	10/22 at 100.00	A2	7,319,384
1,500	5.000%, 10/01/38	10/22 at 100.00	A2	1,601,925
2,930	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012, 5.000%, 6/01/32	6/22 at 100.00	BBB+	3,091,736

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$450	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	N/R	$466,448
500	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39	1/27 at 103.00	N/R	521,325
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
1,545	5.000%, 1/01/28	1/26 at 100.00	A	1,863,177
1,500	5.000%, 1/01/32	1/26 at 100.00	A	1,784,805
760	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/30	7/26 at 100.00	A	924,745
2,020	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (5)	2,323,727
5,000	North Carolina State, Limited Obligation Bonds, Refunding Series 2014C, 5.000%, 5/01/25	5/24 at 100.00	AA+	5,867,050
	North Carolina State, Limited Obligation Bonds, Refunding Series 2017B:
2,000	5.000%, 5/01/29 (UB) (7)	5/27 at 100.00	AA+	2,570,820
4,000	5.000%, 5/01/30 (UB) (7)	5/27 at 100.00	AA+	5,117,160
8,065	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	AA+	8,348,404
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C:
835	0.000%, 7/01/28	7/26 at 91.99	Baa3	652,653
800	0.000%, 7/01/30	7/26 at 83.69	Baa3	564,584
850	0.000%, 7/01/31	7/26 at 79.58	Baa3	567,239
2,400	0.000%, 7/01/33	7/26 at 71.99	Baa3	1,434,552
3,160	0.000%, 7/01/36	7/26 at 61.63	Baa3	1,600,603
3,100	0.000%, 7/01/37	7/26 at 58.52	Baa3	1,485,830
1,900	0.000%, 7/01/40	7/26 at 50.36	Baa3	777,461
400	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/47	7/26 at 100.00	Baa3	437,384
1,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018, 5.000%, 1/01/40	1/29 at 100.00	BBB	1,207,120
2,200	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/39 – AGM Insured	1/27 at 100.00	BBB	2,607,484
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B:
150	0.000%, 1/01/31 – AGC Insured	No Opt. Call	BBB	120,504
4,375	0.000%, 1/01/33 – AGC Insured	No Opt. Call	BBB	3,276,263
2,300	0.000%, 1/01/34 – AGC Insured	No Opt. Call	BBB	1,658,622
2,380	0.000%, 1/01/35 – AGC Insured	No Opt. Call	BBB	1,657,860
7,575	0.000%, 1/01/37 – AGC Insured	No Opt. Call	BBB	4,903,525
1,470	0.000%, 1/01/38 – AGC Insured	No Opt. Call	BBB	918,809

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$3,040	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/33	6/25 at 100.00	A2	$3,585,163
	Orange County Public Facilities Company, North Carolina, Limited Obligation Bonds, Refunding Series 2017:
200	5.000%, 10/01/27	No Opt. Call	AA+	261,436
150	5.000%, 10/01/28	10/27 at 100.00	AA+	195,449
400	5.000%, 10/01/30	10/27 at 100.00	AA+	516,788
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A:
550	5.000%, 3/01/30 (Pre-refunded 3/01/22)	3/22 at 100.00	AAA	592,130
1,600	5.000%, 3/01/31 (Pre-refunded 3/01/22)	3/22 at 100.00	AAA	1,722,560
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A:
5,000	5.000%, 3/01/28 (Pre-refunded 3/01/23)	3/23 at 100.00	AAA	5,623,000
3,785	5.000%, 3/01/43 (Pre-refunded 3/01/23)	3/23 at 100.00	AAA	4,256,611
5,000	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/46	3/27 at 100.00	AAA	5,745,650
1,000	Raleigh, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	No Opt. Call	AAA	1,278,310
1,000	Raleigh, North Carolina, Limited Obligation Bonds, Series 2013, 5.000%, 10/01/33 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	1,150,360
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
1,195	5.000%, 10/01/25	10/24 at 100.00	AA+	1,422,958
1,305	5.000%, 10/01/26	10/24 at 100.00	AA+	1,545,146
650	Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016, 5.000%, 5/01/30	5/26 at 100.00	AA-	802,302
	Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding Series 2017:
300	5.000%, 9/01/32	9/27 at 100.00	A	378,063
1,250	4.000%, 9/01/35	9/27 at 100.00	A	1,466,163
1,265	4.000%, 9/01/36	9/27 at 100.00	A	1,478,874
1,000	4.000%, 9/01/37	9/27 at 100.00	A	1,166,100
1,100	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2019A, 4.000%, 6/01/44	6/29 at 100.00	AA	1,298,759
	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 2019:
1,360	5.000%, 2/01/45	No Opt. Call	Aa3	2,109,387
840	5.000%, 2/01/49	No Opt. Call	Aa3	1,342,958
800	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015, 5.000%, 4/01/45	4/25 at 100.00	A+	921,520
170	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31	10/27 at 100.00	A+	212,799

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014:
$2,070	5.000%, 4/01/32	4/24 at 100.00	A+	$2,342,640
1,175	5.000%, 4/01/33	4/24 at 100.00	A+	1,323,802
1,385	5.000%, 4/01/35	4/24 at 100.00	A+	1,552,751
4,735	University of North Carolina, Charlotte, General Revenue Bonds, Series 2017, 5.000%, 10/01/42	10/27 at 100.00	A+	5,775,516
1,415	University of North Carolina, Greensboro, General Revenue Bonds, Refunding Series 2017, 5.000%, 4/01/31	4/28 at 100.00	A+	1,799,724
	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014:
1,000	5.000%, 4/01/32	4/24 at 100.00	A+	1,141,340
3,065	5.000%, 4/01/39	4/24 at 100.00	A+	3,456,707
4,765	University of North Carolina, Greensboro, General Revenue Bonds, Series 2018, 5.000%, 4/01/43	4/28 at 100.00	A+	5,875,102
	University of North Carolina, Wilmington, General Revenue Bonds, Refunding Series 2019B:
1,000	4.000%, 10/01/39	10/29 at 100.00	Aa3	1,197,030
1,500	4.000%, 10/01/44	10/29 at 100.00	Aa3	1,770,645
1,845	4.000%, 10/01/49	10/29 at 100.00	Aa3	2,163,576
1,250	Western Carolina University, North Carolina, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	Aa3	1,458,638
350,425	Total North Carolina			381,500,718
	North Dakota – 1.1% (0.7% of Total Investments)
5,080	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 4.500%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	5,461,406
	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011:
1,500	6.000%, 11/01/28	11/21 at 100.00	A+	1,589,700
3,910	6.250%, 11/01/31	11/21 at 100.00	A+	4,144,913
1,015	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/35	12/21 at 100.00	Baa2	1,044,272
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A:
1,000	5.000%, 12/01/37	12/27 at 100.00	Baa2	1,130,980
8,525	5.000%, 12/01/42	12/27 at 100.00	Baa2	9,538,367
7,070	4.000%, 12/01/47	12/27 at 100.00	Baa2	7,515,905
900	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	916,047
500	Grand Forks, North Dakota, Senior Housing and Nursing Facilities Revenue Bonds, Valley Homes Obligated Group, Series 2016A, 5.125%, 12/01/24	No Opt. Call	N/R	531,290
	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C:
11,065	5.000%, 6/01/43	6/28 at 100.00	BBB-	12,350,532
2,610	5.000%, 6/01/48	6/28 at 100.00	BBB-	2,893,107

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
$1,420	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (4)	9/23 at 100.00	N/R	$624,800
44,595	Total North Dakota			47,741,319
	Ohio – 7.3% (4.7% of Total Investments)
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016:
3,020	5.250%, 11/15/41	11/26 at 100.00	Baa2	3,492,660
8,255	5.250%, 11/15/46	11/26 at 100.00	Baa2	9,477,978
320	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42	5/22 at 100.00	A1	337,469
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A:
860	4.000%, 5/01/33	5/22 at 100.00	A+	895,896
650	5.000%, 5/01/33	5/22 at 100.00	A+	691,964
800	5.000%, 5/01/42	5/22 at 100.00	A+	846,352
11,440	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Refunding & Improvement Series 2015A, 5.000%, 11/01/43	11/24 at 100.00	A+	12,880,182
8,655	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 4.000%, 8/01/38	2/28 at 100.00	A+	9,905,561
2,750	Bowling Green State University, Ohio, General Receipts Bonds, Series 2017B, 5.000%, 6/01/42	6/27 at 100.00	A+	3,286,635
25,315	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	3,666,371
990	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	1,108,553
42,115	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	46,484,431
14,570	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	16,183,482
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.250%, 11/01/29 (Pre-refunded 11/01/20)	11/20 at 100.00	A3 (5)	6,074,040
5,000	Cleveland Clinic Health System Obligated Group, Ohio, Martin County Health FAcilities Autority, Hospital Revenue Bonds, Series 2019B, 4.000%, 1/01/46	1/29 at 100.00	AA	5,783,550
	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds, School Improvement Series 2014:
7,060	5.000%, 12/01/51	6/23 at 100.00	A1	7,819,232
10,480	5.000%, 12/01/51 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (5)	11,912,302
5,165	Cuyahoga Community College District, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2018, 4.000%, 12/01/38	6/26 at 100.00	AA	5,878,958

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$5,975	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Ba2	$6,256,243
12,500	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2018C, 0.070%, 5/15/53 (Mandatory Put 9/16/20)	9/20 at 100.00	Aa2	12,500,000
1,465	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Improvement Series 2012A, 5.000%, 11/01/42	5/22 at 100.00	Aa2	1,545,355
6,345	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	Aa2 (5)	6,735,979
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities Project, Series 2017A:
1,500	5.000%, 1/01/47	1/27 at 100.00	BBB-	1,559,070
1,120	5.000%, 1/01/52	1/27 at 100.00	BBB-	1,157,755
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities, Refunding & Improvement Series 2016:
3,425	5.000%, 1/01/46	1/26 at 100.00	BBB-	3,542,820
6,000	5.000%, 1/01/51	1/26 at 100.00	BBB-	6,177,180
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
6,920	5.000%, 1/01/38 (Pre-refunded 1/01/23)	1/23 at 100.00	Aa3 (5)	7,726,526
14,850	5.000%, 1/01/38 (Pre-refunded 1/01/23) (UB) (7)	1/23 at 100.00	Aa3 (5)	16,580,767
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender Option Bond Trust 2016-XG0052:
875	17.565%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (7)	1/23 at 100.00	AA+ (5)	1,282,916
1,050	17.565%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (7)	1/23 at 100.00	Aa3 (5)	1,539,500
2,305	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	Baa3 (5)	2,475,893
5,000	Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding Improvement Series 2019, 5.000%, 8/01/45	8/28 at 100.00	A2	6,085,700
6,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	8,373,180
21,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding & Improvement Series 2014, 5.000%, 11/15/49 (Pre-refunded 11/15/24)	11/24 at 100.00	AA+ (5)	25,304,160
9,365	Ohio Higher Educational Facility Commission, Revenue Bonds, University of Dayton, Series 2018A, 5.000%, 12/01/48	6/28 at 100.00	A2	11,272,089
19,515	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	A+ (5)	21,878,266
7,550	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien Convertible Series 2013A-3, 0.000%, 2/15/36 (6)	2/31 at 100.00	A+	9,316,775
9,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien Series 2018A, 4.000%, 2/15/46	2/28 at 100.00	A+	10,091,700
4,255	Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2019, 5.000%, 12/01/49	12/29 at 100.00	A-	5,074,173

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
$135	5.750%, 12/01/32	12/22 at 100.00	BB-	$142,717
130	6.000%, 12/01/42	12/22 at 100.00	BB-	135,685
4,190	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/26 – AGM Insured	No Opt. Call	Aa3	5,354,192
3,670	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	3,860,179
307,585	Total Ohio			322,694,436
	Oklahoma – 0.3% (0.2% of Total Investments)
1,165	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2019, 5.000%, 9/01/45	9/29 at 100.00	Baa1	1,397,744
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
2,205	5.250%, 8/15/48	8/28 at 100.00	BB+	2,596,101
2,700	5.500%, 8/15/52	8/28 at 100.00	BB+	3,213,972
4,570	5.500%, 8/15/57	8/28 at 100.00	BB+	5,429,251
1,125	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%, 11/15/37	11/25 at 102.00	BBB-	1,200,634
11,765	Total Oklahoma			13,837,702
	Oregon – 1.9% (1.2% of Total Investments)
	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A:
760	5.000%, 6/15/38 (6)	6/27 at 100.00	Aa1	938,714
2,750	5.000%, 6/15/39 (6)	6/27 at 100.00	Aa1	3,389,457
1,185	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc, Series 2020A, 5.375%, 11/15/55	11/25 at 102.00	N/R	1,253,955
	Columbia County School District 502 Saint Helens, Oregon, General Obligation Bonds, Series 2017:
1,310	5.000%, 6/15/38	6/27 at 100.00	Aa1	1,632,614
1,705	5.000%, 6/15/39	6/27 at 100.00	Aa1	2,120,372
2,000	Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A, 4.000%, 8/01/49	8/30 at 100.00	AA-	2,402,420
7,420	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	A+	8,560,677
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A:
6,275	5.000%, 10/01/35	10/26 at 100.00	BBB+	7,350,033
2,260	5.000%, 10/01/46	10/26 at 100.00	BBB+	2,601,463
8,890	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38 (Pre-refunded 11/15/23)	11/23 at 100.00	Aa1 (5)	10,230,879
30,870	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A, 4.000%, 5/15/49	5/29 at 100.00	A+	35,238,414

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
$5,265	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A, 5.000%, 5/15/46	5/26 at 100.00	A+	$6,181,268
70,690	Total Oregon			81,900,266
	Pennsylvania – 4.8% (3.1% of Total Investments)
15,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/47	4/28 at 100.00	A	17,683,800
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998:
3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	A2	3,092,937
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	A2	3,070,719
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	A2	3,050,982
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	A2	2,975,954
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	A2	3,873,627
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	A2	2,539,460
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	A2	2,693,250
1,200	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2018A, 5.000%, 11/15/42	11/27 at 100.00	A+	1,436,736
895	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34	6/28 at 100.00	A	1,114,472
2,150	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	2,287,987
26,595	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	A	32,787,114
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 1997B, 5.700%, 7/01/27 – AMBAC Insured	No Opt. Call	A1	1,356,463
	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2011A:
1,315	4.625%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	A2 (5)	1,391,415
2,685	4.625%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	A2 (5)	2,841,025
4,915	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement Community, Series 2017A, 5.000%, 12/01/47	6/27 at 100.00	N/R	4,828,398
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Capital Appreciation Series 2013B:
4,480	0.000%, 12/01/31	No Opt. Call	A	3,657,114
5,180	0.000%, 12/01/32	No Opt. Call	A	4,094,117
9,270	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	10,517,742
5,410	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/48	9/28 at 100.00	A	6,537,498
1,000	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019, 4.000%, 9/01/44	9/29 at 100.00	A	1,120,510
5,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Ba1	5,309,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$630	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.250%, 12/31/23	8/20 at 100.00	N/R	$157,552
192	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23 (cash 5.000%, PIK 5.000%)	No Opt. Call	N/R	47,999
1,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 4.000%, 11/01/32	11/22 at 100.00	Ba1	1,587,069
5,910	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/44	8/29 at 100.00	Aa3	6,794,845
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2010A1&2:
1,250	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (5)	1,271,762
5,725	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	A (5)	5,824,672
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2011B:
965	5.000%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	A2 (5)	1,024,531
1,035	5.000%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	A2 (5)	1,101,706
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2013A:
1,105	5.000%, 12/01/36 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (5)	1,227,964
2,010	5.000%, 12/01/36 (Pre-refunded 12/01/22)	12/22 at 100.00	A2 (5)	2,233,673
16,805	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A3	21,524,684
5,575	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	6,434,888
6,340	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/41	6/26 at 100.00	A1	7,430,607
19,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	A2	24,946,267
1,445	Philadelphia Authority for Industrial Development Senior Living Facilities, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	BB	1,433,541
505	Philadelphia Hospitals and Higher Education Facilities Authoirty, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	Ba1	530,104
3,410	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%, 8/01/27 – AMBAC Insured (ETM)	No Opt. Call	A1 (5)	4,500,518
3,415	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured	8/20 at 100.00	A1	3,422,103
1,125	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A, 5.250%, 12/01/31 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	AA (5)	1,201,230

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,930	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012B, 4.000%, 1/01/33	1/23 at 100.00	BB+	$1,952,311
188,952	Total Pennsylvania			212,908,696
	Puerto Rico – 0.7% (0.5% of Total Investments)
625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 5.000%, 7/01/25 – NPFG Insured (4)	8/20 at 100.00	D	629,719
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 – NPFG Insured (4)	No Opt. Call	D	1,027,130
1,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%, 7/01/23 – NPFG Insured (4)	No Opt. Call	Baa2	1,335,628
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured (4)	No Opt. Call	C	1,058,160
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%, 12/01/23	8/20 at 100.00	A2	4,402,211
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
5,633	4.550%, 7/01/40	7/28 at 100.00	N/R	5,964,840
9,192	5.000%, 7/01/58	7/28 at 100.00	N/R	9,955,396
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
621	4.329%, 7/01/40	7/28 at 100.00	N/R	648,243
5,272	4.329%, 7/01/40	7/28 at 100.00	N/R	5,503,283
3,997	Puerto Rico Urgent Interest Fund Corp (COFINA), National Custodial Taxable Trust Unit, Series 2007 Sr. Bond, 0.000%, 8/01/54	No Opt. Call	N/R	758,222
32,945	Total Puerto Rico			31,282,832
	Rhode Island – 0.7% (0.4% of Total Investments)
1,315	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/39	5/26 at 100.00	BBB+	1,440,569
174,390	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	8/20 at 15.27	CCC-	26,575,292
2,235	Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Revenue Bonds, Series 2016A, 5.000%, 10/01/40	4/26 at 100.00	A	2,556,572
177,940	Total Rhode Island			30,572,433
	South Carolina – 4.1% (2.6% of Total Investments)
3,050	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2019, 5.000%, 7/01/43	7/29 at 100.00	A+	3,780,627
	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016:
1,290	5.000%, 11/01/41	5/26 at 100.00	A	1,495,368
6,820	5.000%, 11/01/46	5/26 at 100.00	A	7,852,139

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
$26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A-	$22,729,804
15,420	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A-	12,629,134
1,370	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Bishop Gadsden Episcopal Retirement Community, Series 2019A, 5.000%, 4/01/54	4/26 at 103.00	BBB-	1,487,615
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018:
19,130	5.000%, 11/01/43	5/28 at 100.00	AA-	23,094,884
6,000	5.000%, 11/01/48	5/28 at 100.00	AA-	7,220,160
375	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2011A, 6.500%, 8/01/39 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 100.00	AA (5)	398,198
10,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A-	11,688,000
20,035	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	A-	22,869,351
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C:
3,850	5.000%, 12/01/39	12/24 at 100.00	A-	4,381,646
4,000	5.000%, 12/01/46	12/24 at 100.00	A-	4,519,200
6,790	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.125%, 12/01/43	12/23 at 100.00	A-	7,524,678
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A:
2,000	5.000%, 12/01/49	6/24 at 100.00	A-	2,227,240
17,240	5.500%, 12/01/54	6/24 at 100.00	A-	19,480,855
17,170	South Carolina State Ports Authority, Revenue Bonds, Series 2019A, 5.000%, 7/01/54	7/29 at 100.00	A+	20,990,497
4,500	Spartanburg Regional Health Services District, Inc, South Carolina, Hosptial Revenue Bonds, Refunding Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A3	4,759,335
165,995	Total South Carolina			179,128,731
	South Dakota – 0.8% (0.5% of Total Investments)
	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017:
3,000	5.000%, 11/01/42	11/26 at 100.00	BB	3,056,100
3,150	5.125%, 11/01/47	11/26 at 100.00	BB	3,212,937
8,800	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health System, Series 2014, 5.000%, 7/01/44	7/24 at 100.00	A1	9,815,168
5,205	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Refunding Series 2017, 5.000%, 7/01/46	7/27 at 100.00	A1	6,128,107
3,565	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/44	11/24 at 100.00	A+	4,000,643

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Dakota (continued)
$8,260	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	$9,418,300
31,980	Total South Dakota			35,631,255
	Tennessee – 0.9% (0.6% of Total Investments)
10,670	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (5)	11,922,765
2,180	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/35	7/28 at 100.00	Baa1	2,601,111
2,065	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	Baa1	2,174,569
55	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	8/20 at 100.00	N/R (5)	55,899
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2016:
5,000	5.000%, 9/01/36	9/26 at 100.00	BBB	5,680,900
1,000	5.000%, 9/01/47	9/26 at 100.00	BBB	1,105,030
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017:
445	5.000%, 4/01/31	4/27 at 100.00	BBB	521,958
1,755	5.000%, 4/01/36	4/27 at 100.00	BBB	2,011,721
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
2,225	5.000%, 10/01/41	10/26 at 100.00	BBB	2,406,560
1,000	5.000%, 10/01/45	10/26 at 100.00	BBB	1,074,140
11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A3	12,555,620
37,395	Total Tennessee			42,110,273
	Texas – 11.9% (7.6% of Total Investments)
18,000	Arlington, Texas, Special Tax Revenue Bonds, Senior Lien Series 2018A, 5.000%, 2/15/48 – AGM Insured	2/28 at 100.00	A1	21,077,820
4,000	Austin, Texas, Airport System Revenue Bonds, Series 2019A, 5.000%, 11/15/49	11/29 at 100.00	A	4,971,560
14,615	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45 (UB) (7)	11/25 at 100.00	Aa3	17,311,029
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding Series 2002, 0.000%, 8/15/32 – FGIC Insured	No Opt. Call	Baa2	825,020
1,330	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/43	1/23 at 100.00	Baa1	1,424,949

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
$2,080	5.750%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa1 (5)	$2,127,965
1,000	6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa1 (5)	1,024,000
6,940	6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa1 (5)	7,113,639
7,750	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa1	8,767,420
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A:
1,925	4.350%, 12/01/42	12/22 at 100.00	BBB-	1,969,025
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB-	1,021,840
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas, General Obligation Bonds, Series 2005A, 0.000%, 2/01/23	No Opt. Call	Aaa	2,481,525
6,340	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2012C, 5.000%, 11/01/45	11/21 at 100.00	A	6,649,392
160	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB-	173,538
3,700	El Paso Independent School District, El Paso County, Texas, General Obligation Bonds, School Building Series 2017, 5.000%, 8/15/42	8/26 at 100.00	Aaa	4,503,492
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C:
6,545	4.000%, 10/01/39	4/30 at 100.00	A2	7,899,488
2,100	4.000%, 10/01/45	4/30 at 100.00	A2	2,494,716
2,500	4.000%, 10/01/49	4/30 at 100.00	A2	2,955,550
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B:
15,000	5.000%, 4/01/53 (Pre-refunded 10/01/23) (UB) (7)	10/23 at 100.00	AA (5)	17,255,400
16,920	5.000%, 4/01/53 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (5)	19,464,091
5,295	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2018A Tela Supported, 5.000%, 10/01/48	4/28 at 100.00	AA	6,555,898
6,610	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond Trust 2015-XF0228, 17.778%, 11/01/44 (Pre-refunded 10/01/23), 144A (IF) (7)	10/23 at 100.00	AA (5)	10,586,642
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015:
2,845	4.000%, 12/01/45	6/25 at 100.00	AA	3,115,417
2,320	5.000%, 12/01/45	6/25 at 100.00	AA	2,699,250
	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2018A:
13,890	5.000%, 8/15/43	2/28 at 100.00	Aa2	17,262,909
2,000	4.000%, 8/15/48	2/28 at 100.00	Aa2	2,303,840
4,040	Harris County, Texas, Toll Road Revenue Bonds, Subordinate Lien Unlimited Tax Tender Options Bond Trust 2015-XF2184, 14.234%, 8/15/28 – AGM Insured, 144A (IF) (7)	No Opt. Call	AAA	8,412,007

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A:
$1,195	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	$534,667
2,390	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	1,016,085
2,660	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	1,074,161
7,260	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	2,783,048
10,440	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	3,783,038
7,165	0.000%, 11/15/49 – AGM Insured	11/31 at 41.91	A2	2,086,305
3,000	0.000%, 11/15/52 – AGM Insured	11/31 at 35.81	A2	741,450
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018B:
2,000	5.000%, 7/01/43	7/28 at 100.00	A	2,450,820
2,710	5.000%, 7/01/48	7/28 at 100.00	A	3,297,636
4,550	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B, 5.000%, 7/01/31	7/22 at 100.00	A	4,887,564
990	Houston, Texas, Airport System Revenue Bonds, Subordinate Lien Series 2000B, 5.450%, 7/01/24 – AGM Insured	No Opt. Call	A	1,125,343
6,000	Houston, Texas, Combined Utility System Revenue Bonds, First Lien Series 2011D, 5.000%, 11/15/40 (Pre-refunded 11/15/21)	11/21 at 100.00	AA (5)	6,373,740
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
1,495	0.000%, 9/01/23 – AGM Insured	No Opt. Call	A2	1,448,625
10,850	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	A	10,132,272
1,715	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A	1,293,659
2,870	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Refunding Series 2012A, 5.000%, 8/01/46	8/21 at 100.00	A+	2,993,496
2,340	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2011, 5.000%, 3/01/41 (Pre-refunded 3/01/21) – AGM Insured	3/21 at 100.00	Aa3 (5)	2,405,192
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A:
2,725	5.000%, 8/15/40	8/25 at 100.00	AAA	3,248,391
4,000	4.000%, 8/15/41	8/25 at 100.00	AAA	4,438,040
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	BBB	3,017,730
8,305	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45	5/25 at 100.00	A	9,609,383
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,780	5.750%, 12/01/33	12/25 at 100.00	B1	1,982,973
1,800	6.125%, 12/01/38	12/25 at 100.00	B1	2,008,944
	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2017:
16,285	5.000%, 1/01/36	1/27 at 100.00	A3	19,600,626
10,040	5.000%, 1/01/38 – AGM Insured	1/27 at 100.00	A2	12,092,276

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018:
$2,100	5.000%, 9/15/43	9/25 at 100.00	BBB-	$2,262,372
1,815	5.000%, 9/15/48	9/25 at 100.00	BBB-	1,944,664
850	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Crestview Project, Series 2016, 5.000%, 11/15/31	11/24 at 102.00	BB+	900,890
4,290	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 12/15/36 – AGM Insured	12/21 at 100.00	A2	4,555,422
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
1,880	0.000%, 9/01/43 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (5)	2,626,623
7,990	0.000%, 9/01/45 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (5)	12,066,578
4,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43	1/25 at 100.00	A+	4,851,040
2,125	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D, 0.000%, 1/01/28 – AGC Insured	No Opt. Call	A1	1,926,143
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B:
10,260	5.000%, 1/01/40	1/23 at 100.00	A+	11,122,148
12,205	5.000%, 1/01/45	1/25 at 100.00	A+	13,905,889
5,000	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2018, 5.000%, 1/01/48	1/28 at 100.00	A	5,999,900
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
6,285	5.000%, 1/01/33	1/25 at 100.00	A	7,276,773
4,000	5.000%, 1/01/34	1/25 at 100.00	A	4,620,040
4,000	5.000%, 1/01/35	1/25 at 100.00	A	4,610,800
2,250	Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint Edward's University Project, Series 2016, 4.000%, 6/01/36	6/26 at 100.00	BBB	2,344,613
3,170	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University, Series 2010, 5.000%, 10/01/41 (Pre-refunded 10/01/20)	10/20 at 100.00	AA- (5)	3,194,631
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30 (Pre-refunded 11/15/21)	11/21 at 100.00	AA- (5)	2,552,094
3,480	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.500%, 9/01/43	9/23 at 100.00	A	3,848,010
4,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2013A, 5.000%, 8/15/43	8/23 at 100.00	AA-	4,408,400
2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	2,975,600

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
$14,815	5.000%, 12/15/27	12/22 at 100.00	BBB+	$15,993,533
7,925	5.000%, 12/15/28	12/22 at 100.00	BBB+	8,543,308
6,550	5.000%, 12/15/30	12/22 at 100.00	BBB+	7,035,748
2,340	5.000%, 12/15/32	12/22 at 100.00	BBB+	2,502,864
2,500	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series 2012A, 5.000%, 4/01/31 (Pre-refunded 4/01/22)	4/22 at 100.00	AAA	2,701,625
17,760	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)	8/22 at 100.00	A3 (5)	19,505,630
7,345	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2015B, 5.000%, 8/15/37	8/24 at 100.00	A3	8,361,328
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C:
3,650	5.000%, 8/15/33	8/24 at 100.00	Baa1	4,055,406
6,385	5.000%, 8/15/37	8/24 at 100.00	Baa1	7,043,996
44,120	5.000%, 8/15/42	8/24 at 100.00	Baa1	48,306,548
4,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A3	3,783,680
8,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2019A, 4.000%, 10/15/54	10/29 at 100.00	AAA	9,602,160
479,970	Total Texas			522,301,342
	Utah – 0.5% (0.3% of Total Investments)
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017B:
3,560	5.000%, 7/01/42	7/27 at 100.00	A2	4,295,283
1,975	5.000%, 7/01/47	7/27 at 100.00	A2	2,365,596
4,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018B, 5.000%, 7/01/48	7/28 at 100.00	A2	4,877,160
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018:
1,000	5.000%, 10/15/38	10/27 at 100.00	AA	1,203,310
2,320	5.000%, 10/15/43	10/27 at 100.00	AA	2,762,934
2,040	5.000%, 10/15/48	10/27 at 100.00	AA	2,414,564
3,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020A, 4.000%, 5/15/43	5/30 at 100.00	AA+	3,553,620
17,895	Total Utah			21,472,467
	Vermont – 0.3% (0.2% of Total Investments)
	University of Vermont and State Agricultural College, Revenue Bonds, Refunding Series 2015:
1,000	4.000%, 10/01/40	10/25 at 100.00	A+	1,098,830
10,000	5.000%, 10/01/45	10/25 at 100.00	A+	11,524,500
11,000	Total Vermont			12,623,330

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia – 2.9% (1.9% of Total Investments)
	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
$1,385	4.000%, 7/01/39	7/30 at 100.00	A+	$1,648,981
670	4.000%, 7/01/40	7/30 at 100.00	A+	795,498
430	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (6)	7/28 at 100.00	BBB	412,589
4,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (7)	5/28 at 100.00	Aa2	4,558,880
1,800	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R (5)	1,988,856
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
12,455	4.000%, 10/01/44	10/29 at 100.00	Baa2	13,847,095
5,000	5.000%, 10/01/47	10/29 at 100.00	Baa2	6,016,900
13,710	4.000%, 10/01/49	10/29 at 100.00	Baa2	15,143,244
11,960	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	Baa1	12,467,343
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/36 – AGC Insured	No Opt. Call	A3	4,554,340
32,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41 – AGC Insured	10/26 at 100.00	A3	40,492,800
18,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	Baa1	23,657,940
2,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B, 4.000%, 11/01/33	11/22 at 100.00	AA-	2,099,920
110,410	Total Virginia			127,684,386
	Washington – 3.0% (1.9% of Total Investments)
7,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/41	11/26 at 100.00	Aa1	8,591,310
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	Aa3	11,545,680
4,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2020A, 4.000%, 7/01/39	7/30 at 100.00	AA-	4,953,880
8,075	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Refunding Series 2018, 5.000%, 12/01/43	12/28 at 100.00	A2	9,464,546
4,200	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Valley Medical Center, Refunding Series 2016, 5.000%, 12/01/36	12/26 at 100.00	A-	4,881,366

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$15,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	$15,840,000
3,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/40	10/24 at 100.00	A+	3,356,880
1,250	Seattle Housing Authority, Washington, Pooled Housing Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/44 (Pre-refunded 12/01/23)	12/23 at 100.00	AA (5)	1,443,325
12,515	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Series 2013A, 5.000%, 12/01/38	6/23 at 100.00	BBB+	13,114,218
5,250	Tacoma, Washington, Sewer Revenue Bonds, Series 2018, 4.000%, 12/01/48	12/28 at 100.00	Aa2	6,149,168
8,310	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35 (Pre-refunded 1/01/21)	1/21 at 100.00	A2 (5)	8,493,900
4,415	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (5)	4,491,115
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A:
4,000	5.000%, 10/01/32	10/22 at 100.00	AA-	4,296,600
10,000	4.250%, 10/01/40	10/22 at 100.00	AA-	10,454,400
3,135	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Refunding Series 2012B, 5.000%, 10/01/30	10/22 at 100.00	Aa2	3,393,230
8,230	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2012A, 5.000%, 10/01/42	10/22 at 100.00	Aa2	8,798,775
2,325	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 4.000%, 7/01/58	7/28 at 100.00	BBB	2,380,010
2,410	Washington State Higher Education Facilities Authority, Revenue Bonds, Seattle University, Series 2020, 4.000%, 5/01/50	5/30 at 100.00	A	2,683,318
500	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct, Refunding Series 2016A, 5.000%, 1/01/46, 144A	1/25 at 102.00	BB	503,520
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%, 6/01/28 – FGIC Insured	No Opt. Call	AA+	8,342,730
124,850	Total Washington			133,177,971
	West Virginia – 1.0% (0.6% of Total Investments)
	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A:
3,000	5.375%, 6/01/38	6/23 at 100.00	A	3,297,210
16,845	5.500%, 6/01/44	6/23 at 100.00	A	18,510,465
9,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Series 2018A, 5.000%, 6/01/52	6/28 at 100.00	A	10,547,370
3,500	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	A	4,092,725
1,050	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and Corrections Facility, Series 1998A, 5.375%, 7/01/21 – AMBAC Insured	No Opt. Call	N/R	1,066,097

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia (continued)
$5,750	West Virginia State, General Obligation Bonds, State Road Competitive Series 2018B, 4.000%, 6/01/42	6/28 at 100.00	AA-	$6,599,792
39,145	Total West Virginia			44,113,659
	Wisconsin – 3.0% (2.0% of Total Investments)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
43	0.000%, 1/01/46, 144A (4)	No Opt. Call	N/R	1,067
42	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	1,012
42	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	989
42	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	961
41	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	909
45	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	978
1,163	3.750%, 7/01/51 (Mandatory Put 7/01/21), 144A (4)	3/28 at 100.00	N/R	749,294
45	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	932
44	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	902
44	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	871
43	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	839
43	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	813
42	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	784
42	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	754
42	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	734
41	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	704
41	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	672
40	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	650
40	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	626
39	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	609
39	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	583
39	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	545
501	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	6,587
2,000	Public Finance Authority of Wisconsin, Retirement Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc Obligated Group, Series 2020A, 5.000%, 11/15/41	11/27 at 103.00	A-	2,367,620
	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A:
6,000	5.000%, 6/15/38, 144A	6/26 at 100.00	BBB-	6,696,960
2,335	5.000%, 6/15/48, 144A	6/26 at 100.00	BBB-	2,571,279
4,100	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A, 5.000%, 4/01/38	4/23 at 100.00	AA-	4,462,727
1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc Obligated Group, Series 2012A, 5.000%, 4/01/42	10/22 at 100.00	AA	1,080,346
18,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2017C, 5.000%, 2/15/47	2/27 at 100.00	A-	21,270,178

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
$1,000	5.000%, 2/15/27	2/22 at 100.00	A-	$1,054,450
1,000	5.000%, 2/15/28	2/22 at 100.00	A-	1,053,280
4,735	5.000%, 2/15/40	2/22 at 100.00	A-	4,935,385
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016B, 5.000%, 2/15/35	2/26 at 100.00	A-	2,316,920
7,625	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc, Series 2012, 5.000%, 6/01/39	6/22 at 100.00	A3	8,011,740
900	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc, Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1	955,890
2,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (5)	2,901,935
1,000	Wisconsin Health and Educational Facilities Authority, Revenus Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A1	1,041,110
5,155	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A, 4.000%, 11/15/34	5/26 at 100.00	Aa2	5,894,072
2,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aurora Health Care, Inc, Series 2013A, 5.125%, 4/15/31 (Pre-refunded 4/15/23)	4/23 at 100.00	Aa3 (5)	2,823,775
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Benevolent Corporation Cedar Community, Series 2017:
1,110	5.000%, 6/01/37	6/25 at 103.00	N/R	1,138,827
955	5.000%, 6/01/41	6/25 at 103.00	N/R	969,144
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A:
1,000	5.000%, 9/01/30	9/27 at 100.00	BBB-	1,189,040
1,110	5.000%, 9/01/31	9/27 at 100.00	BBB-	1,313,641
1,100	5.000%, 9/01/32	9/27 at 100.00	BBB-	1,290,641
1,725	5.000%, 9/01/33	9/27 at 100.00	BBB-	2,014,955
1,775	5.000%, 9/01/34	9/27 at 100.00	BBB-	2,068,975
1,910	5.000%, 9/01/35	9/27 at 100.00	BBB-	2,212,219
2,065	5.000%, 9/01/36	9/27 at 100.00	BBB-	2,384,146
8,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46	2/26 at 100.00	A-	9,656,765
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc, Series 2016, 5.000%, 12/01/41	11/26 at 100.00	AA-	5,986,500
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2018A:
1,015	5.000%, 9/15/31	9/23 at 100.00	BBB-	1,049,205
7,955	5.000%, 9/15/50	9/23 at 100.00	BBB-	8,085,144
10,230	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/44	12/24 at 100.00	A1	11,535,962

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$10,770	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2019, 4.000%, 12/15/49	12/29 at 100.00	A1	$12,211,349
121,188	Total Wisconsin			133,316,995
	Wyoming – 0.3% (0.2% of Total Investments)
9,625	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/37	9/23 at 100.00	BB+	10,390,573
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St John's Medical Center Project, Series 2011B:
2,000	5.500%, 12/01/27	12/21 at 100.00	A-	2,111,420
1,000	6.000%, 12/01/36	12/21 at 100.00	A-	1,054,650
12,625	Total Wyoming			13,556,643
$6,565,319	Total Long-Term Investments (cost $6,050,979,035)			6,776,721,908

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.3% (0.9% of Total Investments)
	MUNICIPAL BONDS – 1.3% (0.9% of Total Investments)
	Arizona – 0.2% (0.2% of Total Investments)
$11,250	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Variable Rate Demand Obligation, Tender Option Bond Trust Series 2019-XM0823, 0.460%, 7/01/49 (9)	7/29 at 100.00	A-1	$11,250,000
	Minnesota – 0.5% (0.3% of Total Investments)
17,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Variable Rate Demand Obligation, Series 2018A, 0.150%, 11/15/48 (9)	9/20 at 100.00	A-1	17,000,000
6,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Variable Rate Demand Obligation, Series 2008A, 0.130%, 11/15/38 (9)	9/20 at 100.00	A-1+	6,000,000
23,000	Total Minnesota			23,000,000
	New York – 0.4% (0.3% of Total Investments)
17,210	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Variable Rate Demand Obligation, Fiscal Series 2003A, 0.150%, 11/01/29 (9)	9/20 at 100.00	A-1	17,210,000

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
	Texas – 0.2% (0.1% of Total Investments)
$8,000	Lower Neches Valley Authority Industrial Development Corporation, Texas, Revenue Bonds, Exxon Mobil Project, Variable Rate Demand Obligation, Series 2010, 0.120%, 11/01/38 (9)	9/20 at 100.00	A-1+	$8,000,000
$59,460	Total Short-Term Investments (cost $59,460,000)			59,460,000
	Total Investments (cost $6,110,439,035) – 155.2%			6,836,181,908
	Floating Rate Obligations – (2.3)%			(102,040,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (3.3)% (10)			(143,407,049)
	MuniFund Preferred Shares, net of deferred offering costs – (21.7)% (11)			(956,037,218)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (29.1)% (12)			(1,283,669,107)
	Other Assets Less Liabilities – 1.2%			53,038,938
	Net Assets Applicable to Common Shares – 100%			$4,404,067,472
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$6,764,191,936	$12,529,972	$6,776,721,908
Short-Term Investments:
Municipal Bonds	—	59,460,000	—	59,460,000
Total	$ —	$6,823,651,936	$12,529,972	$6,836,181,908

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(10)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 2.1%.
(11)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 14.0%.
(12)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 18.8%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.